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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-08749
                                   ---------------------------------------------


               The Capstone Social Ethics & Religious Values Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 5847 San Felipe, Suite #4100 Houston, TX 77057
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


               InCap Service Company, Willow Grove, PA 19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 954-217-7999
                                                    ----------------------------

Date of fiscal year end: 09/30/2003
                         ---------------------

Date of reporting period: 09/30/2003
                          ---------------------

ITEM 1.   REPORTS TO SHAREHOLDERS

                                CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

Dear Shareholder:

We are pleased to present the annual report for Capstone Social Ethics and Religious Values Fund for the year ended September 30, 2003.

ECONOMIC OVERVIEW

The third quarter 2003 was one in which it appeared that both the economy and the equity market demonstrated that the signs of recovery were indeed pointing toward continued growth, but there were also many financial markets and world events about which the U.S. stock and bond markets could find reason to worry. These issues include some familiar themes such as: events in the Middle East, an over extended consumer, rising mortgage rates, a falling dollar, and the lack of job growth.

We expect the economic stimulus that began to take place months ago (and continues now) to pave the way for continued economic growth, increased earnings, and a rising equity market. Evidence that job growth is beginning to pick up is becoming more visible. For example, the demand for temporary help is rising. This is usually a precursor to establishment of permanent jobs. Hiring plans by the small business sector have risen sharply. In addition, it would appear that new claims for unemployment have peaked.

A concern parallel to employment has been business capital spending. In this area as well, signs of life are beginning to appear. During the second quarter, spending on Information Technology ("IT") grew at an annual rate of 16%. This is important for two reasons: 1) IT spending now constitutes a significant portion of all capital spending, and 2) IT spending represents the bulk of capital expenditures in the service sector. IT spending in the service sector is important because services have long replaced manufacturing as the most significant component of economic activity. Secondly, increased IT spending will lead to increased productivity which contributes to maintaining a stable price level.

Equity markets responded positively in anticipation of better economic times to come. For the third quarter, the S&P 500 was up 2.64%, bringing the year-to-date increase up to 14.71%. The third quarter also brought a reversal of the results from the second quarter in that higher-quality, more profitable companies out performed lower-quality, less profitable companies.

As this commentary is written, the equity market is up 20% year-to-date, and is up 34% from the bear market low reached in October of last year. The S&P 500 is still 30% below its all time high reached in March of 2000. We find the markets recovery encouraging, and its drop from those highs as an opportunity to capture more upside going forward.

The economic and equity market recovery have taken place against a backdrop of continued low inflation and an accommodating Federal Reserve. The prospect of rising rates as the economy improves remains one of our concerns.

Domestic credit markets were extremely volatile during the third quarter of this year and posted negative returns. While not producing substantial losses, the negative returns are significant because they break an impressive string of positive U.S. bond market quarters. The last negative quarter for bond investors was the first quarter of 2002.

The Lehman Brothers Government/Credit Bond Index reported a -0.50% total return last quarter, but is still up 4.70% year-to-date. The negative price changes were the result of wild swings in interest rates during the past three months. Specifically, the ten-year U.S. Treasury note rose from a low of 3.52% to a high of 4.60%, only to settle in the middle of the range at 3.94%.

The driving positive force behind the bond market's steady performance the last couple of quarters has been the corporate sector. Year-to-date, the corporate sector of the Lehman Bond Index has risen 7.62%, and was relatively unchanged last quarter. By comparison, the mortgage-back sector has only returned 2.11% year-to-date. Within the corporate sector, lower rated issues have dramatically outperformed higher rated issues. While AA-rated bonds have returned a healthy 4.79% year-to-date, in line with the overall market, BAA-rated securities have returned 10.46% year-to-date, with an additional 0.27% last quarter.

The volatility the past quarter may be indicative of the key element of the near-term bond market. At this time, the Federal Reserve Board policymakers have officially stated their intentions to keep short-term interest rate targets steady at current levels. The Federal Reserve is mainly responsible for assuring financial integrity and fostering a climate of economic growth. In this regard, policymakers have determined that the risks of economic stagnation and 'disinflation' are greater risks than inflation, and this is why they voted to reduce short-term rate targets 0.25% at their June meeting and to signal the markets that the Board's bias was to hold rates at that level for a period of time going forward. As long as the Federal Reserve Board maintains this position, short-term interest rates will remain at historically low levels. This monetary policy does not necessarily lock longer rates in place. In an attempt to 'get ahead of the market,' Bond market participants will try to anticipate when the policymakers will alter their current position and reverse short-term interest rate targets. As a result, we expect bond market prices to fluctuate widely as economic data is filtered by the market as to the future growth and well being of economic activity.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                        /s/ Dan E. Watson

Edward L. Jaroski                            Dan E. Watson
President and Chairman of the Board          Executive Vice President

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS
      AND RELIGIOUS VALUES FUND (SHORT-TERM BOND FUND VS. A CUSTOM INDEX*)

                                    [GRAPH]

                FUND - CLASS A      FUND - CLASS C      CUSTOM INDEX

1/5/1999            10,000              10,000              10,000
03/31/99             9,985              10,046              10,088
06/30/99            10,089              10,100              10,151
09/30/99            10,184              10,205              10,269
12/31/99            10,238              10,262              10,349
03/31/00            10,345              10,377              10,477
06/30/00            10,504              10,542              10,648
09/30/00            10,735              10,779              10,899
12/31/00            10,993              11,045              11,180
03/31/01            11,309              11,368              11,513
06/30/01            11,434              11,502              11,667
09/30/01            11,781              11,855              12,073
12/31/01            11,839              11,929              12,169
03/31/02            11,840              11,934              12,171
06/30/02            12,109              12,211              12,458
09/30/02            12,329              12,441              12,742
12/31/02            12,440              12,560              12,916
03/31/03            12,511              12,638              13,048
06/30/03            12,558              12,695              13,212
09/30/03            12,528              12,672              13,283

Past performance can not guarantee future results.

              Average Annual Total Return as of September 30, 2003
                            One Year        Since Inception 01/04/99
            Class A           1.61%                  4.87%
            Class C           1.86%                  5.13%
            Custom Index      4.24%                  6.17%

* The 1-3 Year Blended Index is calculated by weighting each of the following indexes equally: (1) Merrill Lynch 1-3 Year Treasury Index, an unmanaged index consisting of coupon-bearing Treasury Issues exclusive of flower bonds with a maturity of 1-2.9 years; (2) Merrill Lynch 1-3 year Government Agency Index, an unmanaged index consisting of coupon-bearing debt of agencies of the U.S. Government with a maturity of 1-2.9 years, excluding agency pass-throughs, CMOs and flower bonds; and (3) Merrill Lynch 1-3 Year Investment Grade Corporate Index, an unmanaged index consisting of investment grade (BB/Baa or better) corporate debt representing a cross-section of industries with maturities ranging from 1-2.9 years.

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL
       ETHICS AND RELIGIOUS VALUES FUND (BOND FUND VS. THE LEHMAN BROTHERS
                         GOVERNMENT/CREDIT BOND INDEX*)

                                    [GRAPH]

                FUND - CLASS A      FUND - CLASS C     LEHMAN BROTHERS
10/1/1998           10,000              10,000              10,000
 12/31/98            9,964              10,017              10,013
 03/31/99            9,748               9,878               9,893
 06/30/99            9,738               9,751               9,785
 09/30/99            9,795               9,816               9,838
 12/31/99            9,736               9,763               9,797
 03/31/00            9,990              10,027              10,059
 06/30/00           10,121              10,163              10,205
 09/30/00           10,391              10,438              10,498
 12/31/00           10,837              10,896              10,959
 03/31/01           11,157              11,222              11,309
 06/30/01           11,160              11,236              11,343
 09/30/01           11,696              11,781              11,883
 12/31/01           11,667              11,758              11,890
 03/31/02           11,608              11,705              11,835
 06/30/02           12,061              12,168              12,278
 09/30/02           12,717              12,835              12,978
 12/31/02           12,873              13,010              12,916
 03/31/03           13,064              13,209              13,048
 06/30/03           13,424              13,579              13,212
 09/30/03           13,268              13,430              13,283

Past performance can not guarantee future results.

              Average Annual Total Return as of September 30, 2003
                                        One Year  Since Inception 09/30/98
      Class A                            4.33%              5.82%
      Class C                            4.64%              6.08%
      Lehman Brothers Government/
        Credit Bond Index                2.35%              5.84%

* The Lehman Brothers Government/Credit Bond Index is comprised of U.S. Treasury obligations, U.S. government agency/instrumentality obligations, investment grade corporate obligations (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments).

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL
     ETHICS AND RELIGIOUS VALUES FUND (LARGE CAP EQUITY FUND VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX*)

                                    [GRAPH]

                FUND - CLASS A      FUND - CLASS C         S&P 500
10/1/1998           10,000              10,000              10,000
 12/31/98           12,090              12,082              12,130
 03/31/99           12,715              12,727              12,734
 06/30/99           13,616              13,633              13,632
 09/30/99           12,810              12,835              12,780
 12/31/99           14,697              14,731              14,682
 03/31/00           14,983              15,032              15,018
 06/30/00           14,468              14,519              14,619
 09/30/00           14,357              14,419              14,478
 12/31/00           13,250              13,319              13,345
 03/31/01           11,711              11,778              11,763
 06/30/01           12,367              12,448              12,451
 09/30/01           10,531              10,608              10,623
 12/31/01           11,642              11,735              11,758
 03/31/02           11,638              11,735              11,790
 06/30/02           10,027              10,118              10,210
 09/30/02            8,322               8,401               8,446
 12/31/02            9,048               9,145               9,159
 03/31/03            8,765               8,864               8,871
 06/30/03           10,020              10,143              10,236
 09/30/03           10,284              10,410              10,507

Past performance can not guarantee future results.

              Average Annual Total Return as of September 30, 2003
                                          One Year    Since Inception 09/30/98
  Class A                                  23.57%               0.56%
  Class C                                  23.92%               0.81%
  S&P Composite Stock Price Index          24.40%               0.99%

* The S&P 500 Index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market. Each security's weight in index is proportional to its market value. Thus, the largest stocks included in the index will comprise a disproportionate portion of the value of the index. The securities in the index represent a variety of industries. Most securities in the index are listed on the New York Stock Exchange, but NASDAQ and American Stock Exchange securities are also represented. "Equity securities" include common stocks (including SPDRs), preferred stocks and securities convertible or exchangeable for common stock.

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL
       ETHICS AND RELIGIOUS VALUES FUND (SMALL CAP EQUITY FUND VS. THE S&P
                              SMALLCAP 600 INDEX*)

                                    [GRAPH]

                FUND - CLASS A      FUND - CLASS C         S&P 600
10/1/1998           10,000              10,000              10,000
 12/31/98           11,699              11,731              11,760
 03/31/99           10,656              10,688              10,702
 06/30/99           12,286              12,303              12,352
 09/30/99           11,727              11,749              11,754
 12/31/99           13,310              13,341              13,219
 03/31/00           14,083              14,127              13,987
 06/30/00           14,183              14,237              14,129
 09/30/00           14,621              14,683              14,595
 12/31/00           14,881              14,958              14,778
 03/31/01           13,202              13,784              13,809
 06/30/01           15,523              15,619              15,699
 09/30/01           12,866              12,958              13,049
 12/31/01           15,531              15,652              15,746
 03/31/02           16,559              16,693              16,842
 06/30/02           15,456              15,593              15,744
 09/30/02           12,653              12,767              12,816
 12/31/02           13,248              13,405              13,445
 03/31/03           12,490              12,644              12,665
 06/30/03           14,804              14,998              15,182
 09/30/03           15,855              16,067              16,255

     Past performance can not guarantee future results.

              Average Annual Total Return as of September 30, 2003
                                   One Year    Since Inception 09/30/98
        Class A                     25.31%              9.66%
        Class C                     25.85%              9.95%
        S&P SmallCap 600 Index      26.83%             10.20%

* The S&P SmallCap 600 Index is a broadly diversified unmanaged index consisting of 600 stocks with smaller market capitalization than those included in the S&P 500 Index.

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE SOCIAL ETHICS
    AND RELIGIOUS VALUES FUND (INTERNATIONAL FUND VS. THE MSCI EAFE INDEX*)

                                    [GRAPH]

                FUND - CLASS A      FUND - CLASS C         MSCI EAFE
10/1/1998           10,000              10,000              10,000
 12/31/98           11,961              11,973              12,075
 03/31/99           12,363              12,384              12,251
 06/30/99           13,157              13,173              12,571
 09/30/99           13,210              13,236              13,132
 12/31/99           15,122              15,159              15,371
 03/31/00           15,065              15,114              15,364
 06/30/00           14,156              14,194              14,764
 09/30/00           13,049              13,106              13,581
 12/31/00           12,512              12,575              13,174
 03/31/01           10,778              10,846              11,325
 06/30/01           10,595              10,663              11,135
 09/30/01            9,083               9,150               9,541
 12/31/01            9,691               9,772              10,194
 03/31/02            9,784               9,870              10,200
 06/30/02            9,556               9,641               9,912
 09/30/02            7,597               7,669               7,918
 12/31/02            8,077               8,163               8,409
 03/31/03            7,517               7,613               7,666
 06/30/03            8,323               8,436               9,054
 09/30/03            8,636               8,762               9,739

Past performance can not guarantee future results.

              Average Annual Total Return as of September 30, 2003
                             One Year       Since Inception 09/30/98
            Class A           13.68%                 (2.89)%
            Class C           14.26%                 (2.61)%
            EAFE Index        23.00%                 (0.53)%

* The Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index") is based on the prices of more than 1,000 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. Europe includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. The Far East includes Japan, Hong Kong, and Singapore/Malaysia. The index is translated into U.S. dollars and includes reinvestment of all dividends and capital gain distributions.

The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----

AGENCY OBLIGATIONS (31.05%)

FEDERAL HOME LOAN BANK (7.56%)
3.00%, 08/15/05                                    $  1,000,000    $  1,025,614
4.125%, 05/13/05                                      1,000,000       1,041,545
5.19%, 10/20/03                                         200,000         200,428
                                                                   ------------
                                                                      2,267,587
                                                                   ------------
FHLMC - SINGLE FAMILY (13.46%)
2.375%, 4/15/06                                       4,000,000       4,036,900
                                                                   ------------

FANNIE MAE - SINGLE FAMILY (10.03%)
2.55%, 02/27/06                                       3,000,000       3,007,710
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (COST $9,312,108)                            9,312,197
                                                                   ------------

CORPORATE BONDS (33.83%)

BANKS (2.76%)
Banks One Corp., 7.625%, 08/01/05                       750,000         828,728
                                                                   ------------

COMMUNICATIONS SERVICES (1.80%)
Ameritech Capital Funding, 6.30%, 10/15/04              515,000         539,342
                                                                   ------------

COMPUTER HARDWARE (2.72%)
Hewlett-Packard Co., 7.15%, 06/15/05                    750,000         816,402
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (17.55%)
American Express Credit Corp., 4.25%, 02/07/05        1,000,000       1,036,680
Countrywide Home Loans, Inc., 6.84%, 10/22/04         1,000,000       1,054,254
Duke Capital Corp., 7.25%, 10/01/04                   1,000,000       1,044,436
General Electric Capital Corp., 6.80%, 11/01/05       1,000,000       1,102,351
Household Finance Corp., 6.00%, 05/01/04              1,000,000       1,027,243
                                                                   ------------
                                                                      5,264,964
                                                                   ------------

MINING (3.67%)
Alcoa, Inc., 7.25%, 08/01/05                          1,000,000       1,099,459
                                                                   ------------

PUBLISHING (2.60%)
Tribune Co., 6.30%, 07/30/04                            750,000         780,324
                                                                   ------------

RETAIL STORES (2.73%)
May Department Stores Co., 6.875%, 11/01/05             750,000         818,573
                                                                   ------------

TOTAL CORPORATE BONDS (COST $9,992,957)                              10,147,792
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                    PRINCIPAL          VALUE
                                                    ---------          -----
U.S. TREASURY OBLIGATIONS (33.26%)

U.S. TREASURY NOTES
1.50%, 07/31/05                                    $  3,000,000    $  3,006,915
5.875%, 11/15/04                                      3,500,000       3,685,255
6.50%, 08/15/05                                       3,000,000       3,283,242
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $9,794,925)                     9,975,412
                                                                   ------------

SHORT TERM INVESTMENTS (0.52%)
Fifth Third Institutional Government
Money Market Fund, 0.95% **
(COST $156,456)                                         156,456         156,456
                                                                   ------------


  TOTAL INVESTMENTS (COST $29,256,446) (98.66%)                    $ 29,591,857
  OTHER ASSETS IN EXCESS OF LIABILITIES (1.34%)                         401,980
                                                                   ------------
  NET ASSETS (100%)                                                $ 29,993,837
                                                                   ============

Cost for federal income tax at September 30, 2003 was
$29,265,890 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                 $    381,442
     Gross unrealized depreciation                                      (55,475)
                                                                   ------------
     Net unrealized appreciation                                   $    325,967
                                                                   ============

** Variable rate security; the rate shown represents the rate at September 30, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

AGENCY OBLIGATIONS (17.51%)

FANNIE MAE (9.05%)
4.375%, 03/15/13                                   $  1,000,000    $  1,003,208
5.00%, 01/15/07                                       1,000,000       1,082,554
5.50%, 05/02/06                                         250,000         270,655
6.00%, 05/15/08                                       1,500,000       1,691,799
6.375%, 06/15/09                                      1,300,000       1,497,053
                                                                   ------------
                                                                      5,545,269
                                                                   ------------
FEDERAL HOME LOAN BANK (4.32%)
4.50%, 08/14/09                                       1,500,000       1,570,169
5.125%, 03/06/06                                      1,000,000       1,075,243
                                                                   ------------
                                                                      2,645,412
                                                                   ------------
FREDDIE MAC (4.14%)
3.875%, 02/15/05                                      1,000,000       1,034,453
5.00%, 05/15/04                                       1,200,000       1,228,699
6.375%, 08/01/11                                        250,000         271,973
                                                                   ------------
                                                                      2,535,125
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (COST $10,068,933)                          10,725,806
                                                                   ------------

CORPORATE BONDS (38.88%)

AEROSPACE/DEFENSE (1.69%)
Boeing Capital Corp., 6.50%, 02/15/12                   640,000         701,584
Lockheed Martin Corp., 7.25%, 05/15/06                  150,000         168,698
McDonnell Douglas Corp., 6.875%, 11/01/06               150,000         165,010
                                                                   ------------
                                                                      1,035,292
                                                                   ------------
AGRICULTURAL BIOTECHNOLOGY (0.29%)
Pharmacia Corp., 6.75%, 12/15/27                        150,000         176,250
                                                                   ------------

AIRLINES (0.19%)
AMR Corp., 9.00%, 08/01/12                              150,000         114,375
                                                                   ------------

AUTO PARTS & EQUIPMENT (1.55%)
AutoZone, Inc., 4.375%, 06/01/13                        650,000         617,221
AutoZone, Inc., 6.50%, 07/15/08                         150,000         168,457
TRW, Inc., 7.625%, 03/15/06                             150,000         166,424
                                                                   ------------
                                                                        952,102
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.26%)
DaimlerChrysler NA Holding Corp.,
7.40%, 01/20/05                                         150,000         160,101
                                                                   ------------

BANKS (7.55%)
ABN Amro Bank, 7.55%, 06/28/06                          150,000         171,312
Bank of America Corp., 7.80%, 02/15/10                  150,000         180,187
Bank of America Corp., 4.875%, 09/15/12                 500,000         509,729

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

Bank One Corp., 7.60%, 05/01/07                    $    150,000    $    172,438
BankBoston NA, 6.375%, 04/15/08                         150,000         168,949
Deutsche Bank Financial, Inc., 6.70%, 12/13/06          150,000         170,127
Dresdner Bank AG, 6.625%, 09/15/05                      150,000         161,551
Dresdner Bank AG, 7.25%, 09/15/15                       500,000         576,551
J.P. Morgan Chase & Co., 6.75%, 02/01/11                150,000         172,343
KeyCorp, 7.50%, 06/15/06                                150,000         170,186
KFW International Finance, 4.75%, 01/24/07              175,000         188,482
National City Corp., 5.75%, 02/01/09                    150,000         168,640
Southtrust Bank NA, 6.125%, 01/09/28                    150,000         163,283
SunTrust Banks, Inc., 7.375%, 07/01/06                  150,000         171,181
Swiss Bank Corp. NY, 7.00%, 10/15/15                    650,000         779,995
Wachovia Corp., 6.605%, 10/01/25                        150,000         168,993
Wells Fargo & Co., 5.10%, 05/06/18                      350,000         362,590
Wells Fargo & Co., 6.875%, 04/01/06                     150,000         167,509
                                                                   ------------
                                                                      4,624,046
                                                                   ------------
BUILDING PRODUCTS (0.35%)
Vulcan Materials Co., 6.40%, 02/01/06                   200,000         216,880
                                                                   ------------

CHEMICALS (1.32%)
Dow Chemical Co., 6.85%, 08/15/13                       150,000         166,213
Du Pont EI de Nemours & Co., 8.125%, 03/15/04           150,000         154,608
Lubrizol Corp., 5.875%, 12/01/08                        150,000         163,600
Rohm & Haas Co., 6.95%, 07/15/04                        150,000         155,820
Sherwin-Williams Co., 6.85%, 02/01/07                   150,000         169,791
                                                                   ------------
                                                                        810,032
                                                                   ------------
COMPUTER HARDWARE (0.54%)
Hewlett-Packard Co., 7.15%, 06/15/05                    150,000         163,280
International Business Machines Corp.,
  5.375%, 02/01/09                                      150,000         164,225
                                                                   ------------
                                                                        327,505
                                                                   ------------
CONSUMER PRODUCTS (0.28%)
Clorox Co., 6.125%, 02/01/11                            150,000         168,908
                                                                   ------------

COSMETICS & TOILETRIES (0.32%)
Procter & Gamble Co., 8.00%, 10/26/29                   150,000         198,028
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (9.29%)
American Express Co., 5.50%, 09/12/06                   150,000         163,314
Banque Paribas NY, 8.35%, 06/15/07                      150,000         175,758
Bear Stearns Cos., Inc., 6.625%, 01/15/04               150,000         152,282
Charles Schwab Corp., 8.05%, 03/01/10                   150,000         177,223
CIT Group, Inc., 5.30%, 12/15/07                        440,000         457,727
Citigroup, Inc., 5.80%, 03/15/04                        150,000         153,093
Citigroup, Inc., 6.75%, 12/01/05                        150,000         165,077
Countrywide Home Loans, Inc., 5.50%, 08/01/06           150,000         161,617
Credit Suisse First Boston USA, Inc.,
  6.125%, 11/15/11                                      150,000         164,315
General Electric Capital Corp., 4.00%, 05/30/18         500,000         481,019

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

General Motors Acceptance Corp., 6.125%, 02/01/07  $    150,000    $    158,810
General Motors Corp., 7.20%, 01/15/11                   150,000         158,061
Goldman Sachs Group, Inc., 5.70%, 09/01/12              500,000         534,855
Goldman Sachs Group, Inc., 6.875%, 01/15/11             150,000         172,477
Household Finance Corp., 6.00%, 05/01/04                150,000         154,086
Household Finance Corp., 6.375%, 10/15/11               150,000         166,776
Household Finance Corp., 6.75%, 05/15/11                150,000         171,076
John Deere Capital Corp., 7.00%, 03/15/12               500,000         584,810
J.P. Morgan & Co., Inc., 7.625%, 09/15/04               150,000         158,710
Lehman Brothers Holdings, Inc., 6.25%, 05/15/06         150,000         165,434
Lehman Brothers, Inc., 6.625%, 02/15/08                 150,000         168,663
Merrill Lynch & Co., Inc., 6.15%, 01/26/06              150,000         164,029
Merrill Lynch & Co., Inc., 8.00%, 06/01/07              150,000         172,875
Morgan Stanley, 6.75%, 04/15/11                         150,000         170,263
Morgan Stanley Group, Inc., 6.875%, 03/01/07            150,000         171,378
Toyota Motor Credit Corp., 5.50%, 12/15/08              150,000         167,133
                                                                   ------------
                                                                      5,690,861
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.58%)
Honeywell International, Inc., 7.50%, 3/01/10           150,000         180,393
PPG Industries, Inc., 7.375%, 06/01/16                  150,000         176,294
                                                                   ------------
                                                                        356,687
                                                                   ------------
FOOD & BEVERAGE (2.23%)
Albertson's, Inc., 7.45%, 08/01/29                      150,000         169,134
Archer-Daniels-Midland Co., 7.125%, 03/01/13            150,000         178,787
Campbell Soup Co., 6.75%, 02/15/11                      150,000         173,643
General Mills, Inc., 6.00%, 02/15/12                    150,000         164,547
H.J. Heinz Co., 6.00%, 03/15/08                         150,000         166,960
Kellogg Co., 6.60%, 04/01/11                            150,000         171,326
Kroger Co., 7.00%, 05/01/18                             150,000         172,515
Safeway, Inc., 7.00%, 09/15/07                          150,000         169,551
                                                                   ------------
                                                                      1,366,463
                                                                   ------------
FOREST PRODUCTS & PAPER (0.56%)
International Paper Co., 7.625%, 01/15/07               150,000         171,806
Weyerhaeuser Co., 7.25%, 07/01/13                       150,000         171,223
                                                                   ------------
                                                                        343,029
                                                                   ------------
HEALTHCARE PRODUCTS (0.52%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                    150,000         156,187
Baxter International, Inc., 6.625%, 02/15/28            150,000         164,982
                                                                   ------------
                                                                        321,169
                                                                   ------------
INSURANCE (2.26%)
Allstate Corp., 6.75%, 05/15/18                         650,000         753,128
Chubb Corp., 7.125%, 12/15/07                           250,000         287,311
Hartford Life, Inc., 7.65%, 06/15/27                    150,000         179,132
John Hancock Financial Services, Inc.,
  5.625%, 12/01/08                                      150,000         164,742
                                                                   ------------
                                                                      1,384,313
                                                                   ------------
MINING (0.29%)
Alcoa, Inc., 7.375%, 08/01/10                           150,000         178,159
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

MULTIMEDIA (0.27%)
Time Warner, Inc., 6.875%, 06/15/18                $    150,000    $    166,418
                                                                   ------------

PHARMACEUTICALS (0.81%)
Abbott Laboratories, 5.625%, 07/01/06                   150,000         164,000
Bristol-Myers Squibb Co., 6.80%, 11/15/26               150,000         168,745
Wyeth, 7.90%, 02/15/05                                  150,000         162,278
                                                                   ------------
                                                                        495,023
                                                                   ------------

PIPELINES (0.76%)
Consolidated Natural Gas Co., 6.625%, 12/01/08          150,000         170,507
Duke Capital Corp., 7.50%, 10/01/09                     150,000         168,800
El Paso Corp., 7.00%, 05/15/11                          150,000         123,750
                                                                   ------------
                                                                        463,057
                                                                   ------------

REAL ESTATE INVESTMENT TRUST (0.55%)
EOP Operating LP, 7.25%, 02/15/18                       150,000         172,655
Simon Property Group LP, 6.375%, 11/15/07               150,000         166,871
                                                                   ------------
                                                                        339,526
                                                                   ------------

RESEARCH & DEVELOPMENT (1.08%)
Science Applications International Corp.,
  6.25%, 07/01/12                                       600,000         663,403
                                                                   ------------

RETAIL STORES (0.28%)
Sears Roebuck Acceptance Corp., 7.00%, 02/01/11         150,000         171,642
                                                                   ------------

TELECOMMUNICATIONS (1.37%)
AT&T Corp., 7.50%, 06/01/06                             150,000         168,665
Bellsouth Capital Funding, 7.75%, 02/15/10              150,000         182,139
GTE Florida, Inc., 6.86%, 02/01/28,                     150,000         162,530
Motorola, Inc., 6.50%, 03/01/08                         150,000         163,500
Pacific Bell, 6.25%, 03/01/05                           150,000         159,619
                                                                   ------------
                                                                        836,453
                                                                   ------------

TRANSPORTATION (0.87%)
Norfolk Southern Corp., 7.35%, 05/15/07                 150,000         171,519
Union Pacific Corp., 6.40%, 02/01/06                    150,000         163,491
United Parcel Service, Inc., 8.375%, 04/01/20           150,000         196,562
                                                                   ------------
                                                                        531,572
                                                                   ------------

UTILITIES (2.82%)
Carolina Power & Light Co., 5.95%, 03/01/09             150,000         166,430
Constellation Energy Group, Inc., 6.35%, 04/01/07       150,000         165,178
DTE Energy Co., 6.45%, 06/01/06                         150,000         163,471
Emerson Electric Co., 5.85%, 03/15/09                   150,000         168,351

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

Florida Power & Light Co., 7.00%, 09/01/25         $    150,000    $    155,968
Penn Electric Co., 6.125%, 04/01/09                     125,000         139,580
Public Service Electric & Gas, 7.00%, 09/01/24          150,000         154,660
Southern Union Co., 7.60%, 02/01/24                     150,000         165,918
Tennessee Valley Authority, 6.00%, 03/15/13             250,000         281,884
Wisconsin Energy Corp., 6.50%, 04/01/11                 150,000         167,995
                                                                   ------------
                                                                      1,729,435
                                                                   ------------

TOTAL CORPORATE BONDS (COST $22,056,675)                             23,820,729
                                                                   ------------

FOREIGN BONDS (6.69%)

FOREIGN CORPORATE BONDS (3.08%)
Barclays Bank Plc, 7.40%, 12/15/09                      150,000         181,896
Bell Canada, 9.50%, 10/15/10                            150,000         189,710
British Telecommunications Plc, 8.375%, 12/15/10        150,000         184,564
Hydro-Quebec, 6.30%, 05/11/11                           175,000         200,544
Inter-American Development Bank, 6.125%, 03/08/06       175,000         192,723
International Bank for Reconstruction &
  Development, 7.00%, 01/27/05                          175,000         187,995
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                      175,000         218,974
National Westminster Bank Plc, 7.375%, 10/01/09         150,000         178,047
Norsk Hydro ASA, 6.70%, 01/15/18                        150,000         170,999
Telefonica Europe BV, 7.75%, 09/15/10                   150,000         180,302
                                                                   ------------
                                                                      1,885,754
                                                                   ------------

FOREIGN GOVERNMENT REGIONAL (3.61%)
Canadian Government Bond, 6.375%, 11/30/04              175,000         185,559
Finland Government International Bond,
  7.875%, 07/28/04                                      175,000         184,841
Italy Government International Bond,
  7.25%, 02/07/05                                       175,000         188,035
Portugal Government International Bond,
  5.75%, 10/08/03                                       175,000         175,117
Province of British Columbia, 5.375%, 10/29/08          175,000         192,497
Province of Manitoba, 4.25%, 11/20/06                   175,000         184,671
Province of New Brunswick, 7.625%, 06/29/04             175,000         183,220
Province of Nova Scotia, 7.25%, 07/27/13                100,000         122,602
Province of Ontario, 5.50%, 10/01/08                    175,000         192,662
Province of Quebec, 6.50%, 01/17/06                     175,000         192,014
Province of Saskatchewan, 8.00%, 02/01/13               175,000         222,143
Spain Government International Bond,
  7.00%, 07/19/05                                       175,000         191,566
                                                                   ------------
                                                                      2,214,927
                                                                   ------------

TOTAL FOREIGN BONDS (COST $3,702,933)                                 4,100,681
                                                                   ------------

U.S. TREASURY OBLIGATIONS (34.84%)

TREASURY BONDS (17.45%)
3.625%, 05/15/13                                        500,000         490,761
5.75%, 08/15/10                                       2,000,000       2,289,766

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PRINCIPAL         VALUE
                                                     ---------         -----

6.25%, 08/15/23                                    $  2,250,000    $  2,630,302
6.75%, 08/15/26                                       1,000,000       1,243,594
7.50%, 11/15/16                                       1,000,000       1,305,391
7.875%, 02/15/21                                      2,000,000       2,732,890
                                                                   ------------
                                                                     10,692,704
                                                                   ------------

TREASURY NOTES (17.39%)
2.625%, 05/15/08                                      2,000,000       1,994,766
3.50%, 11/15/06                                       4,000,000       4,179,532
4.75%, 11/15/08                                       1,600,000       1,742,813
5.625%, 02/15/06                                      1,000,000       1,092,852
6.50%, 08/15/05                                       1,500,000       1,641,621
                                                                   ------------
                                                                     10,651,584
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $20,351,883)                   21,344,288
                                                                   ------------

SHORT TERM INVESTMENTS (0.95%)
Fifth Third Institutional Government
Money Market Fund, 0.95% ** (COST $583,682)             583,682         583,682
                                                                   ------------


  TOTAL INVESTMENTS (COST $56,764,106) (98.87%)                    $ 60,575,186
  OTHER ASSETS IN EXCESS OF LIABILITIES (1.13%)                         691,739
                                                                   ------------
  NET ASSETS (100%)                                                $ 61,266,925
                                                                   ============

Cost for federal income tax at September 30, 2003 was
$56,772,276 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                 $  4,019,545
     Gross unrealized depreciation                                     (216,635)
                                                                   ------------
     Net unrealized appreciation                                   $  3,802,910
                                                                   ============

** Variable rate security; rate shown represents the rate at September 30, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (97.73%)

ADVERTISING (0.27%)
Interpublic Group Cos., Inc.                              3,084    $     43,546
Omnicom Group                                             2,390         171,722
                                                                   ------------
                                                                        215,268
                                                                   ------------

AEROSPACE/DEFENSE (1.68%)
Boeing Co.                                                7,379         253,321
General Dynamics Corp.                                    2,390         186,563
Goodrich Corp.                                              631          15,295
Lockheed Martin Corp.                                     4,276         197,337
Northrop Grumman Corp.                                    2,308         198,996
Raytheon Co.                                              3,513          98,364
Rockwell Collins, Inc.                                    1,096          27,674
United Technologies Corp.                                 4,950         382,536
                                                                   ------------
                                                                      1,360,086
                                                                   ------------

AGRICULTURE (0.05%)
Monsanto Co.                                              1,675          40,100
                                                                   ------------

AIRLINES (0.17%)
Delta Air Lines, Inc.                                     2,260          30,058
Southwest Airlines Co.                                    5,949         105,297
                                                                   ------------
                                                                        135,355
                                                                   ------------

APPAREL (0.37%)
Jones Apparel Group, Inc.                                 1,050          31,427
Liz Claiborne, Inc.                                         870          29,624
Nike, Inc.                                                2,832         172,242
Reebok International Ltd.                                   470          15,712
VF Corp.                                                  1,218          47,392
                                                                   ------------
                                                                        296,397
                                                                   ------------

APPLIANCES (0.14%)
Maytag Corp.                                                690          17,229
Whirlpool Corp.                                           1,374          93,116
                                                                   ------------
                                                                        110,345
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.26%)
Cooper Tire & Rubber Co.                                    110           1,746
Dana Corp.                                                  945          14,581
Delphi Corp.                                              2,654          24,019
Goodyear Tire & Rubber Co.                                  910           5,979

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Johnson Controls, Inc.                                    1,684    $    159,306
Visteon Corp.                                               918           6,059
                                                                   ------------
                                                                        211,690
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.60%)
Ford Motor Co.                                           12,266         132,105
General Motors Corp.                                      5,214         213,409
Navistar International Corp. *                              710          26,469
Paccar, Inc.                                              1,514         113,081
                                                                   ------------
                                                                        485,064
                                                                   ------------

BANKS (8.04%)
AmSouth Bancorp                                           1,820          38,620
Bank of America Corp.                                    14,408       1,124,400
Bank of New York Co., Inc.                                6,578         191,486
Bank One Corp.                                           10,364         400,569
BB&T Corp.                                                4,810         172,727
Charter One Financial, Inc.                               1,589          48,623
Comerica, Inc.                                            2,860         133,276
Fifth Third Bancorp                                       6,142         339,468
First Tennessee National Corp.                            1,210          51,377
FleetBoston Financial Corp.                               9,052         272,918
Golden West Financial Corp.                               2,690         240,782
Huntington Bancshares, Inc.                               1,162          22,996
Keycorp                                                   2,860          73,130
Marshall & Ilsley Corp.                                   2,140          67,453
Mellon Financial Corp.                                    3,540         106,696
National City Corp.                                       4,984         146,829
North Fork Bancorporation, Inc.                           1,350          46,912
Northern Trust Corp.                                      2,540         107,798
PNC Financial Services Group, Inc.                        3,665         174,381
Regions Financial Corp.                                   2,060          70,555
SouthTrust Corp.                                          2,480          72,887
State Street Corp.                                        3,390         152,550
SunTrust Banks, Inc.                                      4,115         248,423
Synovus Financial Corp.                                   1,875          46,856
Union Planters Corp.                                      1,685          53,313
U.S. Bancorp                                             15,216         365,032
Wachovia Corp.                                           12,388         510,262
Washington Mutual, Inc.                                   8,266         325,432
Wells Fargo & Co.                                        15,634         805,151
Zions Bancorp                                             1,770          98,854
                                                                   ------------
                                                                      6,509,756
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

BIOTECHNOLOGY (1.29%)
Amgen, Inc. *                                            11,549    $    745,719
Biogen, Inc. *                                            1,560          59,639
Chiron Corp. *                                            2,110         109,066
Genzyme Corp. *                                           2,110          97,587
Millipore Corp. *                                           710          32,703
                                                                   ------------
                                                                      1,044,714
                                                                   ------------

BUILDING MATERIALS (0.32%)
American Standard Cos., Inc. *                            1,440         121,320
Masco Corp.                                               3,660          89,597
Vulcan Materials Co.                                      1,220          48,690
                                                                   ------------
                                                                        259,607
                                                                   ------------

CHEMICALS (1.63%)
Air Products & Chemicals, Inc.                            2,398         108,150
Ashland, Inc.                                               715          23,488
Dow Chemical Co.                                          7,476         243,269
Du Pont EI de Nemours & Co.                               9,544         381,855
Eastman Chemical Co.                                        910          30,485
Ecolab, Inc.                                              2,692          67,973
Engelhard Corp.                                             674          18,650
Great Lakes Chemical Corp.                                  190           3,821
Hercules, Inc. *                                            393           4,453
International Flavors & Fragrances, Inc.                  1,436          47,503
PPG Industries, Inc.                                      2,205         115,145
Praxair, Inc.                                             2,091         129,537
Rohm & Haas Co.                                           1,838          61,481
Sherwin-Williams Co.                                      1,066          31,351
Sigma-Aldrich Corp.                                       1,028          53,394
                                                                   ------------
                                                                      1,320,555
                                                                   ------------

COMMERCIAL SERVICES (1.02%)
Apollo Group, Inc. *                                      1,870         123,476
Cendant Corp. *                                           7,796         145,707
Concord EFS, Inc. *                                       3,550          48,528
Convergys Corp. *                                         1,170          21,458
Deluxe Corp.                                                887          35,604
Equifax, Inc.                                             1,290          28,728
H&R Block, Inc.                                           1,740          75,081
McKesson Corp.                                            2,699          89,850
Moody's Corp.                                             1,916         105,323
Paychex, Inc.                                             3,572         121,198
R.R. Donnelley & Sons Co.                                 1,238          30,789
                                                                   ------------
                                                                        825,742
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMPUTER HARDWARE (4.14%)
Apple Computer, Inc. *                                    3,098    $     63,912
Dell Computer Corp. *                                    22,852         763,028
EMC Corp. *                                              17,118         216,200
ESC Seagate Technology *                                  1,255              --
Gateway, Inc. *                                           1,720           9,735
Hewlett-Packard Co.                                      25,349         490,757
International Business Machines Corp.                    16,166       1,427,943
Lexmark International, Inc. *                             1,570          98,926
NCR Corp. *                                               1,240          39,296
Network Appliance, Inc. *                                 2,850          58,510
Sun Microsystems, Inc. *                                 19,194          63,532
Veritas Software Corp. *                                  3,849         120,859
                                                                   ------------
                                                                      3,352,698
                                                                   ------------

COMPUTER SERVICES (0.44%)
Computer Sciences Corp. *                                 2,058          77,319
Electronic Data Systems Corp.                             4,370          88,274
Sungard Data Systems, Inc. *                              2,510          66,038
Symantec Corp. *                                          1,610         101,462
Unisys Corp. *                                            1,740          23,542
                                                                   ------------
                                                                        356,635
                                                                   ------------

COMPUTER SOFTWARE (5.38%)
Adobe Systems, Inc.                                       2,360          92,654
Autodesk, Inc.                                              830          14,127
Automatic Data Processing                                 5,900         211,515
BMC Software, Inc. *                                      1,800          25,074
Citrix Systems, Inc. *                                    1,310          28,925
Computer Associates International, Inc.                   4,945         129,114
Compuware Corp. *                                         1,730           9,273
Electronic Arts, Inc. *                                   1,630         150,335
First Data Corp.                                          6,932         277,003
Fiserv, Inc. *                                            2,035          73,728
IMS Health, Inc.                                          1,742          36,756
Intuit, Inc. *                                            2,240         108,058
Mercury Interactive Corp. *                               1,120          50,859
Microsoft Corp.                                          92,728       2,576,911
Novell, Inc. *                                            1,439           7,670
Oracle Corp. *                                           42,112         472,497
Parametric Technology Corp. *                             1,200           3,744
Peoplesoft, Inc. *                                         2690          48,931
Siebel Systems, Inc. *                                     3540          34,409
                                                                   ------------
                                                                      4,351,583
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

CONSUMER PRODUCTS (0.15%)
American Greetings *                                        550    $     10,687
Clorox Co.                                                2,312         106,051
Tupperware Corp.                                            581           7,774
                                                                   ------------
                                                                        124,512
                                                                   ------------

CONTAINERS (0.14%)
Ball Corp.                                                  660          35,640
Bemis Co.                                                   745          33,004
Pactiv Corp. *                                              768          15,575
Sealed Air Corp. *                                          705          33,297
                                                                   ------------
                                                                        117,516
                                                                   ------------

COSMETICS & TOILETRIES (2.83%)
Alberto-Culver Co.                                        1,120          65,878
Avon Products, Inc.                                       2,568         165,790
Colgate-Palmolive Co.                                     5,598         312,872
Gillette Co.                                              8,908         284,878
Kimberly-Clark Corp.                                      5,546         284,621
Procter & Gamble Co.                                     12,682       1,177,143
                                                                   ------------
                                                                      2,291,182
                                                                   ------------

DISTRIBUTION/WHOLESALE (0.17%)
Genuine Parts Co.                                         1,840          58,843
W.W. Grainger, Inc.                                       1,750          83,213
                                                                   ------------
                                                                        142,056
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (8.39%)
American Express Co.                                     11,788         531,167
Bear Stearns Cos., Inc.                                   1,267          94,772
Capital One Financial Corp.                               2,230         127,199
Charles Schwab Corp.                                      8,615         102,605
Citigroup, Inc.                                          45,276       2,060,511
Countrywide Financial Corp.                               1,480         115,854
Fannie Mae                                                9,261         650,122
Federated Investors, Inc.                                   470          13,019
Franklin Resources, Inc.                                  2,460         108,757
Freddie Mac                                               6,418         335,982
Goldman Sachs Group, Inc.                                 4,910         411,949
Janus Capital Group, Inc.                                 1,160          16,205
J.P. Morgan Chase & Co.                                  17,625         605,066
Lehman Brothers Holdings, Inc.                            2,480         171,318
MBNA Corp.                                               10,137         231,124
Merrill Lynch & Co.                                       8,514         455,754
Morgan Stanley                                            9,914         500,260
Providian Financial Corp. *                               1,622          19,123

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SLM Corp.                                                 4,740    $    184,670
T. Rowe Price Group, Inc.                                 1,300          53,638
                                                                   ------------
                                                                      6,789,095
                                                                   ------------

DIVERSIFIED MACHINERY (0.64%)
Caterpillar, Inc.                                         3,592         247,273
Cummins, Inc.                                               640          28,435
Deere & Co.                                               2,588         137,966
Dover Corp.                                               2,020          71,447
Rockwell Automation, Inc.                                 1,296          34,020
                                                                   ------------
                                                                        519,141
                                                                   ------------

DIVERSIFIED MANUFACTURING (5.65%)
3M Co.                                                    8,904         614,999
Cooper Industries Ltd.                                    1,334          64,072
Crane Co.                                                   250           5,853
Danaher Corp.                                             1,950         144,027
Eaton Corp.                                               1,580         140,020
General Electric Co.                                     85,718       2,555,254
Honeywell International, Inc.                             7,198         189,667
Illinois Tool Works, Inc.                                 4,036         267,425
Ingersoll-Rand Co.                                        2,013         107,574
ITT Industries, Inc.                                      1,348          80,664
Pall Corp.                                                  539          12,095
Textron, Inc.                                             1,650          65,092
Tyco International Ltd.                                  15,864         324,102
                                                                   ------------
                                                                      4,570,844
                                                                   ------------

E-COMMERCE SERVICES (0.44%)
eBay, Inc. *                                              6,100         325,130
Monster Worldwide, Inc. *                                 1,120          28,202
                                                                   ------------
                                                                        353,332
                                                                   ------------

ELECTRIC PRODUCTS (0.39%)
Emerson Electric Co.                                      5,026         264,619
Molex, Inc.                                               1,692          48,374
                                                                   ------------
                                                                        312,993
                                                                   ------------

ELECTRONIC COMPONENTS (0.38%)
Agilent Technologies, Inc. *                              3,860          85,345
American Power Conversion                                   900          15,426
Jabil Circuit, Inc. *                                     1,530          39,856
Parker Hannifin Corp.                                     1,501          67,095
Power-One, Inc. *                                           350           3,602
Sanmina-SCI Corp. *                                       2,520          24,444

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Solectron Corp. *                                         3,140    $     18,369
Symbol Technologies, Inc.                                 1,555          18,582
Tektronic, Inc.                                             390           9,653
Thermo Electron Corp. *                                   1,072          23,262
Thomas & Betts Corp. *                                      205           3,249
                                                                   ------------
                                                                        308,883
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                                 890          33,224
                                                                   ------------

FOOD (2.09%)
Albertson's, Inc.                                         3,432          70,596
Archer-Daniels-Midland Co.                                5,711          74,871
Campbell Soup Co.                                         5,044         133,666
General Mills, Inc.                                       4,378         206,072
H.J. Heinz Co.                                            5,277         180,896
Hershey Foods Corp.                                       2,620         190,422
Kellogg Co.                                               4,980         166,083
Kroger Co. *                                              5,774         103,181
McCormick & Co.                                             900          24,678
Safeway, Inc. *                                           4,430         101,624
Supervalu, Inc.                                           1,480          35,313
Sysco Corp.                                               5,946         194,494
Wm. Wrigley Jr. Co.                                       1,150          11,098
Winn-Dixie Stores, Inc.                                   3,620         200,186
                                                                   ------------
                                                                      1,693,180
                                                                   ------------

FOREST & PAPER PRODUCTS (0.56%)
Boise Cascade Corp.                                         165           4,554
Georgia-Pacific Corp.                                     1,636          39,657
International Paper Co.                                   4,401         171,727
Louisiana-Pacific Corp. *                                   330           4,547
MeadWestvaco Corp.                                        1,512          38,556
Temple-Inland, Inc.                                         820          39,811
Weyerhaeuser Co.                                          2,674         156,295
                                                                   ------------
                                                                        455,147
                                                                   ------------

HEALTHCARE PRODUCTS (3.79%)
Bausch & Lomb, Inc.                                         725          32,009
Baxter International, Inc.                                5,306         154,192
Becton Dickinson & Co.                                    2,490          89,939
Biomet, Inc.                                              2,332          78,379
Boston Scientific Corp. *                                 3,792         241,930
C.R. Bard, Inc.                                           1,020          72,420
Guidant Corp.                                             3,196         149,733
Johnson & Johnson                                        26,729       1,323,620

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Medtronic, Inc.                                          11,342    $    532,167
St. Jude Medical, Inc. *                                  1,884         101,303
Stryker Corp.                                             2,370         178,485
Zimmer Holdings, Inc.*                                    2,090         115,159
                                                                   ------------
                                                                      3,069,336
                                                                   ------------

HEALTHCARE SERVICES (0.32%)
Anthem, Inc. *                                            1,680         119,834
Health Management Associates, Inc.                        1,740          37,949
Manor Care, Inc.                                            815          24,450
Quest Diagnostics *                                       1,320          80,045
                                                                   ------------
                                                                        262,278
                                                                   ------------

HOME BUILDERS (0.22%)
Centex Corp.                                                930          72,428
KB HOME                                                     730          43,552
Pulte Homes, Inc.                                           890          60,529
                                                                   ------------
                                                                        176,509
                                                                   ------------

HOME FURNISHINGS (0.10%)
Leggett & Platt, Inc.                                     1,170          25,307
Newell Rubbermaid                                         2,588          56,082
                                                                   ------------
                                                                         81,389
                                                                   ------------

HOTELS & MOTELS (0.28%)
Hilton Hotels Corp.                                       1,880          30,494
Marriott International, Inc.                              2,803         120,613
Starwood Hotels & Resorts Worldwide, Inc.                 2,210          76,908
                                                                   ------------
                                                                        228,015
                                                                   ------------

HUMAN RESOURCES (0.03%)
Robert Half International, Inc. *                         1,170          22,815
                                                                   ------------

INSTRUMENTS/CONTROLS (0.10%)
Applera Corp - Applied Biosystems Group                   1,960          43,728
PerkinElmer, Inc.                                           690          10,564
Waters Corp. *                                            1,070          29,350
                                                                   ------------
                                                                         83,642
                                                                   ------------

INSURANCE (4.87%)
ACE Ltd.                                                  2,030          67,152
Aflac, Inc.                                               4,400         142,120
Allstate Corp.                                            5,736         209,536
AMBAC Financial Group, Inc.                               1,420          90,880
American International Group                             23,379       1,348,968
AON Corp.                                                 2,334          48,664

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Chubb Corp.                                               2,140    $    138,843
Cincinnati Financial Corp.                                1,470          58,741
Hartford Financial Services Group, Inc.                   3,038         159,890
Jefferson-Pilot Corp.                                     2,118          93,997
John Hancock Financial Services, Inc.                     2,400          81,120
Lincoln National Corp.                                    1,778          62,906
Marsh & McLennan Cos., Inc.                               5,576         265,473
MBIA, Inc.                                                1,670          91,800
Metlife, Inc.                                             6,040         169,422
MGIC Investment Corp.                                     1,340          69,774
Principal Financial Group                                 2,600          80,574
Progressive Corp.                                         2,220         153,424
Prudential Financial, Inc.                                4,600         171,856
Safeco Corp.                                              1,109          39,103
St. Paul Cos                                              1,920          71,098
Torchmark Corp.                                           1,340          54,458
Travelers Property Casualty Corp.                         6,262          99,441
UnumProvident Corp.                                       2,140          31,608
XL Capital Ltd.                                           1,870         144,813
                                                                   ------------
                                                                      3,945,661
                                                                   ------------

LEISURE & RECREATIONAL PRODUCTS (0.14%)
Brunswick Corp.                                             894          22,958
Hasbro, Inc.                                              1,085          20,268
Mattel, Inc.                                              3,571          67,706
                                                                   ------------
                                                                        110,932
                                                                   ------------

LINEN SUPPLY (0.08%)
Cintas Corp.                                              1,820          67,049
                                                                   ------------

MEDIA (3.05%)
AOL Time Warner, Inc. *                                  36,800         556,048
Clear Channel Communications, Inc.                        6,110         234,013
Comcast Corp. *                                          19,582         604,692
Dow Jones & Co., Inc.                                     1,535          72,682
Gannett Co., Inc.                                         4,004         310,550
Knight-Ridder, Inc.                                       1,949         129,998
McGraw-Hill Cos., Inc.                                    3,030         188,254
Meredith Corp.                                            1,038          47,924
New York Times Co.                                        1,964          85,355
Tribune Co.                                               3,497         160,512
Univision Communications, Inc. *                          2,380          75,993
                                                                   ------------
                                                                      2,466,021
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

METAL FABRICATION (0.01%)
Worthington Industries                                      480    $      6,029
                                                                   ------------

MINING (0.49%)
Alcoa, Inc.                                               7,038         184,114
Freeport-McMoRan Copper & Gold, Inc.                        750          24,825
Newmont Mining Corp.                                      3,488         136,346
Phelps Dodge Corp. *                                      1,025          47,970
                                                                   ------------
                                                                        393,255
                                                                   ------------

MOTORCYCLE MANUFACTURER (0.20%)
Harley-Davidson, Inc.                                     3,300         159,060
                                                                   ------------

OFFICE AUTOMATION & EQUIPMENT (0.33%)
Avery Dennison Corp.                                      1,711          86,440
Pitney Bowes, Inc.                                        3,394         130,058
Xerox Corp. *                                             5,182          53,167
                                                                   ------------
                                                                        269,665
                                                                   ------------

OIL & GAS (5.81%)
Amerada Hess Corp.                                        1,338          67,034
Anadarko Petroleum Corp.                                  2,163          90,327
Apache Corp.                                              1,812         125,644
Baker Hughes, Inc.                                        2,370          70,128
BJ Services Co. *                                         1,030          35,195
Burlington Resources, Inc.                                1,777          85,651
ChevronTexaco Corp.                                      10,939         781,592
ConocoPhillips                                            7,054         386,207
Devon Energy Corp.                                        2,210         106,500
EOG Resources, Inc.                                         750          31,305
Exxon Mobil Corp.                                        57,692       2,111,527
Halliburton Co.                                           2,688          65,184
Kerr-McGee Corp.                                          1,250          55,800
Marathon Oil Corp.                                        2,346          66,861
Nabors Industries Ltd. *                                  1,200          44,712
Nicor, Inc.                                                 780          27,409
Noble Corp. *                                               790          26,852
Occidental Petroleum Corp.                                2,163          76,202
Peoples Energy Corp.                                        530          21,931
Rowan Cos., Inc. *                                           70           1,721
Schlumberger Ltd.                                         6,100         295,240
Sunoco, Inc.                                                840          33,784
Transocean, Inc. *                                        2,037          40,740
Unocal Corp.                                              1,662          52,386
                                                                   ------------
                                                                      4,699,932
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

PHARMACEUTICALS (7.89%)
Abbott Laboratories                                      14,206    $    604,465
Allergan, Inc.                                            1,720         135,416
AmerisourceBergan Corp.                                   1,340          72,427
Bristol-Myers Squibb Co.                                 16,448         422,056
Cardinal Health, Inc.                                     4,480         261,587
Eli Lilly & Co.                                          10,625         631,125
Forest Laboratories, Inc. *                               3,530         181,619
King Pharmaceuticals, Inc. *                              1,736          26,300
Medco Health Solutions, Inc. *                            2,311          59,924
Medimmune, Inc. *                                         2,300          75,923
Merck & Co., Inc.                                        20,600       1,042,772
Pfizer, Inc.                                             68,505       2,081,182
Schering-Plough Corp.                                    12,280         187,147
Watson Pharmaceuticals, Inc. *                            1,050          43,775
Wyeth                                                    12,200         562,420
                                                                   ------------
                                                                      6,388,138
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.09%)
Eastman Kodak Co.                                         3,514          73,583
                                                                   ------------

PIPELINES (0.20%)
Dynegy, Inc.                                              2,570           9,252
El Paso Corp.                                             3,821          27,893
Kinder Morgan, Inc.                                       1,690          91,277
Williams Cos., Inc.                                       3,280          30,898
                                                                   ------------
                                                                        159,320
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (0.31%)
Apartment Investment & Management Co.                     1,060          41,722
Equity Office Properties Trust                            2,720          74,882
Equity Residential Properties Trust                       1,540          45,091
Plum Creek Timber Co., Inc.                                 710          18,062
Simon Property Group, Inc.                                1,710          74,522
                                                                   ------------
                                                                        254,279
                                                                   ------------

RETAIL STORES (6.97%)
Autonation, Inc. *                                          810          14,207
Autozone, Inc. *                                          1,297         116,120
Bed Bath & Beyond, Inc. *                                 2,910         111,104
Best Buy Co., Inc. *                                      3,065         145,649
Big Lots, Inc. *                                            450           7,114
Circuit City Stores, Inc.                                 1,160          11,055
Costco Wholesale Corp. *                                  4,060         126,185
CVS Corp.                                                 3,494         108,524

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Dillard's, Inc.                                             370    $      5,173
Dollar General Corp.                                      2,661          53,220
Family Dollar Stores                                      1,710          68,212
Federated Department Stores                               2,187          91,635
Gap, Inc.                                                 6,795         116,330
Home Depot, Inc.                                         20,149         641,746
J.C. Penney Co., Inc. Holding Co.                         2,047          43,744
Kohl's Corp. *                                            3,530         188,855
Lowe's Cos., Inc.                                         7,436         385,928
Ltd. Brands                                               3,540          53,383
May Department Stores Co.                                 3,038          74,826
Nordstrom, Inc.                                             780          19,352
Office Depot, Inc. *                                      1,900          26,695
RadioShack Corp.                                          1,660          47,161
Sears Roebuck and Co.                                     2,994         130,928
Staples, Inc. *                                           3,650          86,687
Target Corp.                                              8,458         318,275
Tiffany & Co.                                             1,500          55,995
TJX Cos., Inc.                                            3,730          72,437
Toys R US, Inc. *                                         1,181          14,207
Walgreen Co.                                              9,086       2,225,511
Wal-Mart Stores, Inc.                                    39,848         278,395
                                                                   ------------
                                                                      5,638,653
                                                                   ------------

SEMICONDUCTORS (3.93%)
Advanced Micro Devices, Inc. *                            2,038          22,642
Altera Corp. *                                            2,870          54,243
Analog Devices, Inc. *                                    3,500         133,070
Applied Materials, Inc. *                                13,330         241,806
Applied Micro Circuits Corp. *                            1,380           6,721
Broadcom Corp. *                                          2,520          67,082
Intel Corp.                                              56,494       1,554,150
Kla-Tencor Corp. *                                        2,260         116,164
Linear Technology Corp.                                   3,200         114,592
LSI Logic Corp. *                                         1,820          16,361
Maxim Integrated Products                                 3,390         133,905
Micron Technology, Inc. *                                 4,866          65,302
National Semiconductor Corp. *                            1,580          51,018
Novellus Systems, Inc. *                                  1,720          58,050
Nvidia Corp. *                                            1,370          21,798
PMC - Sierra, Inc.*                                       1,340          17,676
QLogic Corp. *                                            1,230          57,822
Teradyne, Inc. *                                          1,510          28,086
Texas Instruments, Inc.                                  14,548         331,694
Xilinx, Inc. *                                            3,000          85,530
                                                                   ------------
                                                                      3,177,712
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

STEEL PRODUCERS (0.08%)
Allegheny Technologies, Inc.                                446    $      2,921
Nucor Corp.                                               1,201          55,102
United States Steel Corp.                                   413           7,591
                                                                   ------------
                                                                         65,614
                                                                   ------------

TELECOMMUNICATIONS (5.68%)
ADC Telecommunications, Inc. *                            3,790           8,831
Alltel Corp.                                              3,958         183,414
Andrew Corp. *                                              362           4,449
AT&T Corp.                                                6,528         140,678
AT&T Wireless Services, Inc. *                           18,774         153,571
Avaya, Inc. *                                             1,474          16,067
BellSouth Corp.                                          15,986         378,548
CenturyTel, Inc.                                          1,450          49,141
CIENA Corp. *                                             1,870          11,052
Cisco Systems, Inc. *                                    59,468       1,162,005
Citizens Communications Co. *                             1,020          11,434
Comverse Technology, Inc. *                               1,350          20,196
Corning *                                                 8,729          82,227
JDS Uniphase *                                            6,810          24,516
Lucent Technologies, Inc. *                              17,691          38,213
Motorola, Inc.                                           16,738         200,354
Nextel Communications, Inc. *                             7,960         156,732
Qualcomm, Inc.                                            7,080         294,811
Qwest Communications International *                      9,996          33,986
SBC Communications, Inc.                                 28,085         624,891
Scientific-Atlanta, Inc.                                  1,330          41,430
Sprint Corp.-FON Group                                    5,560          31,859
Sprint Corp.-PCS Group *                                  7,452         112,525
Tellabs, Inc. *                                           2,172          14,748
Verizon Communications, Inc.                             24,771         803,571
                                                                   ------------
                                                                      4,599,249
                                                                   ------------

TOOLS (0.11%)
Black & Decker Corp.                                      1,011          40,996
Snap-On, Inc.                                               580          16,037
Stanley Works                                             1,130          33,358
                                                                   ------------
                                                                         90,391
                                                                   ------------

TRANSPORTATION (1.58%)
Burlington Northern Santa Fe Corp.                        2,864          82,684
CSX Corp.                                                 1,865          54,551
FedEx Corp.                                               3,246         209,140
Norfolk Southern Corp.                                    2,506          46,361

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Union Pacific Corp.                                       3,463    $    201,443
United Parcel Service, Inc.                              10,740         685,212
                                                                   ------------
                                                                      1,279,391
                                                                   ------------

TRAVEL SERVICES (0.04%)
Sabre Holdings Corp.                                      1,624          34,900
                                                                   ------------

TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                          440          12,901
                                                                   ------------

UTILITIES (3.16%)
AES Corp. *                                               3,060          22,705
Allegheny Energy, Inc.                                    1,800          16,452
Ameren Corp.                                              2,328          99,894
American Electric Power Co., Inc.                         3,864         115,920
Calpine Corp. *                                           1,780           8,704
Centerpoint Energy, Inc.                                  2,430          22,283
Cinergy Corp.                                             1,774          65,106
CMS Energy Corp.                                            630           4,643
Consolidated Edison, Inc.                                 2,559         104,305
Constellation Energy Group, Inc.                          1,379          49,341
Dominion Resources, Inc.                                  4,154         257,133
DTE Energy Co.                                            2,159          79,646
Duke Energy Corp.                                         7,266         129,407
Edison International *                                    1,826          34,877
Entergy Corp.                                             2,905         157,306
Exelon Corp.                                              4,134         262,509
FirstEnergy Corp.                                         2,875          91,712
FPL Group, Inc.                                           3,219         203,441
KeySpan Corp.                                             1,650          57,882
Nisource, Inc.                                            1,300          25,974
PG&E Corp. *                                              3,259          77,890
Pinnacle West Capital Corp.                               1,160          41,180
PPL Corp.                                                 1,675          68,591
Progress Energy, Inc.                                     2,774         123,332
Public Service Enterprise Group, Inc.                     2,777         116,634
Sempra Energy                                             1,365          40,076
Southern Co.                                              5,900         172,988
TECO Energy, Inc.                                           710           9,812
TXU Corp.                                                 2,551          60,102
Xcel Energy, Inc.                                         2,250          34,808
                                                                   ------------
                                                                      2,554,653
                                                                   ------------

WASTE DISPOSAL (0.18%)
Allied Waste Industries, Inc. *                             640           6,912
Waste Management, Inc.                                    5,183         135,639
                                                                   ------------
                                                                        142,551
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

TOTAL COMMON STOCK (COST $92,701,077)                              $ 79,099,623
                                                                   ------------

MISCELLANEOUS INVESTMENTS (1.48%)
SPDR Trust Series 1 (COST $1,235,974)                    12,000       1,199,040
                                                                   ------------

SHORT TERM INVESTMENTS (0.59%)
Fifth Third Institutional Government Money
Market Fund, 0.95% ** (COST $474,269)                   474,269         474,269
                                                                   ------------


  TOTAL INVESTMENTS (COST $94,411,284) (99.80%)                    $ 80,772,932
  OTHER ASSETS IN EXCESS OF LIABILITIES, (0.20%)                        161,124
                                                                   ------------
  NET ASSETS (100%)                                                $ 80,934,056
                                                                   ============


Cost for federal income tax at September 30, 2003 was
$94,525,896 and net unrealized depreciation consisted of:
     Gross unrealized appreciation                                 $  4,648,072
     Gross unrealized depreciation                                  (18,401,036)
                                                                   ------------
     Net unrealized depreciation                                   $(13,752,964)
                                                                   ============

* Non-income producing investment
** Variable rate security; rate shown represents the rate at September 30, 2003.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (98.14%)

ADVERTISING (0.25%)
Advo, Inc. *                                              1,555    $     64,735
                                                                   ------------

AEROSPACE/DEFENSE (1.61%)
AAR Corp. *                                               1,332          10,683
Alliant Techsystems, Inc. *                               2,777         133,435
Armor Holdings, Inc. *                                    1,490          24,958
Curtiss-Wright Corp.                                      1,090          76,976
DRS Technologies, Inc. *                                  1,480          35,712
EDO Corp.                                                 1,080          21,870
Esterline Technologies Corp. *                            1,080          20,833
GenCorp, Inc.                                             1,490          13,335
Kaman Corp.                                               1,053          13,647
Teledyne Technologies, Inc. *                             1,600          23,280
Triumph Group, Inc. *                                     1,180          35,164
                                                                   ------------
                                                                        409,893
                                                                   ------------

AGRICULTURE (0.22%)
Delta & Pine Land Co.                                     2,406          55,362
                                                                   ------------

AIRLINES (0.46%)
Atlantic Coast Airlines Holdings, Inc. *                  2,510          21,360
Frontier Airlines, Inc. *                                 1,550          25,513
Mesa Air Group, Inc. *                                      910          10,101
Skywest, Inc.                                             3,440          59,581
                                                                   ------------
                                                                        116,555
                                                                   ------------

APPAREL (1.51%)
Gymboree Corp. *                                          1,330          18,740
Haggar Corp.                                                640           9,888
Kellwood Co.                                              1,310          47,147
K-Swiss, Inc.                                             2,070          69,241
Oshkosh B'Gosh, Inc.                                      1,010          25,977
Oxford Industries, Inc.                                     910          58,422
Phillips-Van Heusen                                       1,310          19,663
Quiksilver, Inc. *                                        3,520          56,144
Russell Corp.                                             1,380          22,494
Stride Rite Corp.                                         1,700          18,360
Wolverine World Wide, Inc.                                1,948          37,791
                                                                   ------------
                                                                        383,867
                                                                   ------------

APPLIANCES (0.06%)
Applica, Inc.                                             1,060           6,413
Salton, Inc. *                                              810           8,059
                                                                   ------------
                                                                         14,472
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

AUTO PARTS & EQUIPMENT (0.18%)
Midas, Inc. *                                             1,150    $     15,134
Standard Motor Products, Inc.                             1,746          17,635
Tower Automotive, Inc. *                                  2,800          12,600
                                                                   ------------
                                                                         45,369
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.55%)
Oshkosh Truck Corp.                                       2,900         114,869
Wabash National Corp. *                                   1,560          24,882
                                                                   ------------
                                                                        139,751
                                                                   ------------

BANKS (5.68%)
Boston Private Financial Holdings, Inc.                   1,390          32,748
Chittenden Corp.                                          2,565          76,309
Community First Bankshares, Inc.                          2,500          66,075
East-West Bancorp, Inc.                                   2,120          90,630
First Bancorp Puerto Rico                                 2,785          85,639
First Midwest Bancorp, Inc.                               3,256          96,737
First Republic Bank                                       1,260          38,846
Fremont General Corp.                                     3,842          48,832
GBC Bancorp                                               1,120          42,952
Hudson United Bancorp                                     3,697         130,023
Irwin Financial Corp.                                     1,580          38,394
Provident Bankshares Corp.                                1,726          48,760
Riggs National Corp.                                      1,286          20,255
South Financial Group, Inc.                               2,570          63,967
Southwest Bancorp of Texas, Inc.                          2,740         100,037
Sterling Bancshares, Inc.                                 1,080          12,884
Susquehanna Bancshares, Inc.                              2,245          57,696
Trustco Bank Corp. NY                                     2,534          31,320
UCBH Holdings, Inc.                                       3,250          98,248
United Bankshares, Inc.                                   3,180          95,241
Whitney Holding Corp.                                     3,257         110,738
Wintrust Financial Corp.                                  1,560          58,765
                                                                   ------------
                                                                      1,445,096
                                                                   ------------

BATTERY SYSTEM ( 0.04%)
Wilson Greatbatch Technologies *                            280          10,094
                                                                   ------------

BIOTECHNOLOGY (0.71%)
Arqule, Inc. *                                              960           4,416
Cryolife, Inc.                                            1,105           6,807
Enzo Biochem, Inc. *                                      1,858          36,250
Integra LifeSciences Holdings Corp. *                     1,670          47,244
Osteotech, Inc. *                                           610           4,996

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Possis Medical, Inc. *                                      860    $     13,416
Regeneron Pharmaceutical, Inc. *                          2,920          51,596
Savient Pharmaceuticals, Inc. *                           3,310          16,716
                                                                   ------------
                                                                        181,441
                                                                   ------------

BUILDING MATERIALS (1.42%)
Apogee Enterprises, Inc.                                  1,540          15,893
Butler Manufacturing Co. *                                  855          12,987
ElkCorp                                                   1,160          27,330
Florida Rock Industries, Inc.                             2,320         115,072
Lennox International, Inc.                                2,700          39,447
Simpson Manufacturing Co., Inc. *                         2,090          85,460
Texas Industries, Inc.                                    1,540          37,884
Universal Forest Products, Inc.                           1,140          27,668
                                                                   ------------
                                                                        361,741
                                                                   ------------

CHEMICALS (1.05%)
Schulman (A.), Inc.                                         730          11,578
Arch Chemicals, Inc.                                      1,290          26,832
HB Fuller Co.                                             1,840          44,657
Georgia Gulf Corp.                                        1,950          45,532
MacDermid, Inc.                                           2,160          57,132
OM Group, Inc. *                                          1,551          22,707
Omnova Solutions, Inc. *                                  1,030           3,615
Penford Corp.                                               570           7,410
Polyone Corp. *                                           4,310          16,938
Quaker Chemical Corp.                                       750          17,445
Wellnan, Inc.                                             1,690          12,692
                                                                   ------------
                                                                        266,538
                                                                   ------------

COMMERCIAL SERVICES (3.70%)
Aaron Rents, Inc.                                         2,250          47,138
ABM Industries, Inc.                                      2,860          40,469
Administaff, Inc. *                                       1,380          12,268
Angelica Corp.                                              330           6,270
Arbitron, Inc. *                                          2,170          76,601
Bowne & Co., Inc.                                         1,594          23,830
CDI Corp.                                                 1,399          37,815
Central Parking Corp.                                     2,085          25,541
Coinstar, Inc. *                                          1,430          19,234
Consolidated Graphics, Inc. *                               880          22,378
CPI Corp.                                                   840          15,456
G&K Services, Inc.                                        1,687          59,045
Heidrick & Struggles, Inc. *                              1,100          18,623
Hooper Holmes, Inc.                                       3,140          20,881
Insurance Auto Auctions, Inc. *                             740           8,325

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Kroll, Inc. *                                             2,510    $     46,686
Labor Ready, Inc. *                                       1,810          18,191
MAXIMUS, Inc. *                                           1,610          55,465
Memberworks, Inc. *                                         920          29,274
NCO Group, Inc. *                                         1,540          36,144
On Assignment, Inc. *                                     1,320           6,970
Paraxel International Corp. *                             1,160          17,771
Pharmaceutical Product Development, Inc. *                3,550          85,165
Pre-Paid Legal Services, Inc. *                           1,140          26,699
PRG-Schultz International, Inc. *                         2,805          15,932
Sourcecorp *                                              1,220          28,365
Spherion Corp. *                                          3,956          27,534
Startek, Inc.                                             1,120          35,840
The Nautilus Group, Inc.                                  1,630          20,571
Volt Information Sciences, Inc. *                           990          16,335
Watson Wyatt & Co. Holdings *                             1,820          40,968
                                                                   ------------
                                                                        941,784
                                                                   ------------

COMMUNICATIONS SERVICES (0.20%)
Webex Communications *                                    2,630          49,944
                                                                   ------------

COMPUTER HARDWARE (0.33%)
Hutchinson Technology, Inc. *                             1,850          61,235
Talx Corp.                                                  940          23,143
                                                                   ------------
                                                                         84,378
                                                                   ------------

COMPUTER SERVICES (1.20%)
CACI International, Inc. *                                2,130          91,271
Carreker Corp. *                                          1,050           8,453
Ciber, Inc. *                                             3,430          26,068
Factset Research Systems, Inc.                            2,390         105,997
Manhattan Associates, Inc. *                              2,090          54,110
Rainbow Technologies, Inc. *                              1,340          12,248
SCM Microsystems, Inc. *                                    830           6,067
                                                                   ------------
                                                                        304,214
                                                                   ------------

COMPUTER SOFTWARE (3.83%)
American Management Systems *                             2,208          28,152
Ansys, Inc. *                                             1,290          45,847
Avid Technology, Inc. *                                   2,010         106,208
Barra, Inc. *                                             1,530          57,451
Captaris, Inc. *                                          1,160           6,136
Concerto Software, Inc. *                                   940           7,990
Concord Communications, Inc. *                              990          12,959
eFunds Corp. *                                            1,900          23,465
EPIQ Systems, Inc. *                                        920          15,603
Filenet Corp. *                                           2,312          46,402

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Global Payments, Inc.                                     2,660    $     95,760
Hyperion Solutions Corp. *                                2,626          75,813
Inter-Tel, Inc.                                           1,740          42,717
JDA Software Group, Inc. *                                1,610          23,941
Mapinfo Corp. *                                             650           6,233
Midway Games, Inc. *                                      2,250           6,660
MRO Software, Inc. *                                      1,340          18,291
Netegrity, Inc. *                                         1,550          15,515
PC-Tel, Inc. *                                            1,560          16,645
Phoenix Technologies Ltd. *                               1,340           8,402
Pinnacle Systems, Inc. *                                  3,130          26,386
Progress Software Corp. *                                 1,906          40,979
Roxio, Inc. *                                               940           8,150
Serena Software, Inc. *                                   2,540          47,244
SPSS, Inc. *                                              1,050          17,714
Take-Two Interactive Software *                           2,900          99,093
THQ, Inc. *                                               2,375          38,997
Verity, Inc. *                                            2,030          26,532
Zix Corp. *                                               1,120           9,083
                                                                   ------------
                                                                        974,368
                                                                   ------------

COMPUTERS-INTEGRATED SYSTEMS (0.96%)
Agilysys, Inc.                                            1,390          12,190
Brooktrout, Inc. *                                        1,010           7,777
Catapult Communications Corp. *                             790           9,938
Kronos, Inc. *                                            1,550          82,010
Mercury Computer Systems, Inc. *                          1,430          30,502
Micros Systems, Inc. *                                    1,400          47,810
NYFIX, Inc. *                                             1,560           8,736
Radiant Systems, Inc. *                                   1,490           9,327
Radisys Corp. *                                           1,110          20,024
Systems & Computer Technology Corp. *                     1,610          16,792
                                                                   ------------
                                                                        245,106
                                                                   ------------

CONSUMER PRODUCTS (1.24%)
Fossil, Inc. *                                            3,160          76,567
Russ Berrie & Co., Inc.                                   1,948          65,628
Scotts Co. *                                              2,529         138,336
Wd-40 Co.                                                 1,110          35,176
                                                                   ------------
                                                                        315,707
                                                                   ------------

DISTRIBUTION/WHOLESALE (1.26%)
Advanced Marketing Services                                 890           9,096
Bell Microproducts, Inc. *                                  840           5,468
Hughes Supply, Inc.                                       1,805          58,572
Owens & Minor, Inc.                                       1,924          46,368

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SCP Pool Corp. *                                          2,890    $     80,400
United Stationers, Inc. *                                 2,490          93,823
Watsco, Inc.                                              1,445          27,614
                                                                   ------------
                                                                        321,341
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (1.58%)
Financial Federal Corp. *                                 1,360          41,494
Idine Rewards Network Financial                           1,060          17,225
Jefferies Group, Inc.                                     4,260         122,475
New Century Financial Corp.                               2,399          67,940
Raymond James Financial, Inc.                             3,701         134,531
SWS Group, Inc.                                             985          19,414
                                                                   ------------
                                                                        403,079
                                                                   ------------

DIVERSIFIED HOLDINGS (0.15%)
CP HOLDRS                                                    40           2,070
Roto-Rooter, Inc.                                         1,045          37,150
                                                                   ------------
                                                                         39,220
                                                                   ------------

DIVERSIFIED MANUFACTURING (1.94%)
Acuity Brands, Inc.                                       1,680          30,341
AO Smith Corp.                                            2,192          61,398
Aptargroup, Inc.                                          2,828         103,759
Barnes Group, Inc.                                        1,390          36,084
Griffon Corp. *                                           1,230          22,091
Lydall, Inc. *                                               90           1,081
Myers Industries, Inc.                                    1,490          14,915
Roper Industries, Inc.                                    2,566         111,749
SPS Technologies, Inc. *                                  1,248          56,160
Standex International Corp.                               1,100          26,730
Tredegar Corp.                                            1,974          29,709
                                                                   ------------
                                                                        494,017
                                                                   ------------

E-COMMERCE (0.04%)
QRS  Corp. *                                              1,120           9,520
                                                                   ------------

ELECTRICAL COMPONENTS (0.64%)
Advanced Energy Industries, Inc. *                        2,280          43,024
Artesyn Technologies, Inc. *                              2,390          18,116
Belden, Inc.                                              1,290          22,536
Brillian Corp. *                                            287           2,586
C&D Technologies, Inc.                                    1,520          28,758
Intermagnetics General Corp. *                            1,088          24,328
Magnetek, Inc. *                                            460           2,277
Vicor Corp. *                                             2,099          20,003
                                                                   ------------
                                                                        161,628
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

ELECTRONIC COMPONENTS (1.30%)
Bel Fuse, Inc.                                              920    $     24,306
Benchmark Electronics, Inc. *                             1,800          76,086
CTS Corp.                                                 1,290          15,880
Cubic Corp.                                               1,650          41,448
DSP Group, Inc. *                                         1,880          46,831
Methode Electronics                                       1,910          22,557
Planar Systems, Inc. *                                      970          20,806
Rogers Corp. *                                            1,310          40,636
Technitrol, Inc. *                                        2,330          42,895
                                                                   ------------
                                                                        331,445
                                                                   ------------

ELECTRONIC INSTRUMENTS (1.56%)
BEI Technologies, Inc.                                      670          10,452
Coherent, Inc. *                                          2,030          49,999
Cymer, Inc. *                                             2,580         106,296
Dionex Corp. *                                            1,658          65,259
Electro Scientific Industries, Inc. *                     1,930          40,665
Meade Instruments Corp. *                                 1,160           3,851
Photon Dynamics, Inc. *                                   1,230          35,855
Watts Industries, Inc.                                    1,320          23,258
Woodward Governor Co.                                     1,210          52,889
X-Rite, Inc.                                                750           8,490
                                                                   ------------
                                                                        397,014
                                                                   ------------

ELECTRONIC  MEASURING INSTRUMENTS (1.05%)
Analogic Corp.                                            1,430          68,640
FEI Co. *                                                 2,310          53,915
Flir Systems, Inc. *                                      2,340          59,951
Itron, Inc. *                                             1,290          25,890
Keithley Instruments, Inc.                                  690           9,764
Trimble Navigation Ltd. *                                 2,150          49,773
                                                                   ------------
                                                                        267,933
                                                                   ------------

ELECTRONICS (1.59%)
Brady Corp.                                               1,900          60,439
Checkpoint Systems, Inc. *                                1,460          23,068
Harman International Industries, Inc.                     2,390         235,057
Invision Technologies, Inc. *                             1,120          27,261
Park Electrochemical Corp.                                1,424          32,396
Paxar Corp. *                                             1,669          21,363
SBS Technologies, Inc. *                                    500           5,425
                                                                   ------------
                                                                        405,009
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

ENGINEERING SERVICES (0.48%)
EMCOR Group, Inc. *                                       1,350    $     57,443
Insituform Technologies, Inc. *                           1,300          23,088
URS Corp. *                                               2,160          41,904
                                                                   ------------
                                                                        122,435
                                                                   ------------

ENVIRONMENTAL CONTROL (0.61%)
Ionics, Inc. *                                            1,125          27,518
Tetra Tech, Inc. *                                        2,783          55,410
Waste Connections, Inc. *                                 2,040          71,584
                                                                   ------------
                                                                        154,512
                                                                   ------------

FILTRATION PRODUCTS (0.58%)
Clarcor, Inc.                                             2,150          83,850
Cuno, Inc. *                                              1,610          63,096
                                                                   ------------
                                                                        146,946
                                                                   ------------

FOOD (2.16%)
American Italian Pasta Co. *                              1,470          56,874
Corn Products International, Inc.                         2,440          77,714
Flowers Industries, Inc.                                  2,790          63,612
Great Atlantic & Pacific Tea Co. *                        2,440          19,788
Hain Celestial Group, Inc. *                              1,820          32,997
International Multifoods Corp. *                          1,120          26,152
J&J Snack Foods Corp. *                                     940          32,712
Nash Finch Co.                                              720          11,160
Performance Food Group Co. *                              3,270         133,122
Ralcorp Holdings, Inc. *                                  1,780          49,306
United Natural Foods, Inc. *                              1,360          45,138
                                                                   ------------
                                                                        548,575
                                                                   ------------

FOREST PRODUCTS & PAPER (0.39%)
Buckeye Technologies, Inc. *                              1,750          15,906
Caraustar Industries, Inc. *                              1,735          15,147
Deltic Timber Corp.                                       1,090          31,523
Pope & Talbot, Inc.                                       1,115          16,859
Rock-Tenn Co.                                             1,430          20,850
                                                                   ------------
                                                                        100,285
                                                                   ------------

GARDEN  PRODUCTS (0.40%)
Toro Co.                                                  2,278         102,510
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

HAND/MACHINE TOOLS (0.30%)
Baldor Electric Co.                                       1,980    $     41,798
Milacron, Inc.                                            1,770           4,071
Regal-Beloit Corp.                                        1,538          31,375
                                                                   ------------
                                                                         77,244
                                                                   ------------

HEALTHCARE PRODUCTS (6.22%)
Advanced Medical Optics, Inc. *                           1,000          17,960
American Healthways, Inc. *                               1,070          44,929
American Medical Systems Holdings, Inc. *                 1,880          40,796
Arthrocare Corp. *                                        1,340          23,879
Biosite, Inc. *                                           1,090          30,934
Centene Corp. *                                           1,230          37,380
Conmed Corp. *                                            1,840          37,978
Cooper Cos., Inc.                                         2,100          85,575
Cross Country Healthcare, Inc. *                          1,690          23,812
Datascope Corp.                                           1,110          34,121
Diagnostic Products Corp.                                 2,110          76,656
Haemonetics Corp. *                                       1,400          33,054
Hologic, Inc. *                                             860          11,722
ICU Medical, Inc. *                                       1,010          27,482
Idexx Laboratories, Inc. *                                2,399         101,934
Inamed Corp. *                                            1,590         116,785
Invacare Corp.                                            2,296          86,284
Mentor Corp. *                                            2,696          61,469
Natures Sunshine Products, Inc.                             170           1,411
NBTY, Inc.*                                               4,323         100,942
Odyssey Healthcare, Inc. *                                2,325          69,331
PolyMedica Corp.                                          1,900          50,350
Resmed, Inc. *                                            2,350         103,353
Respironics, Inc. *                                       2,420         101,108
Sola International, Inc. *                                1,610          25,760
SurModics, Inc. *                                         1,240          33,282
Sybron Dental Specialties, Inc. *                         2,100          52,647
Techne Corp. *                                            2,840          90,284
Viasys Healthcare, Inc. *                                 1,660          33,532
Vital Signs, Inc.                                           973          28,509
                                                                   ------------
                                                                      1,583,259
                                                                   ------------

HEALTHCARE SERVICES (2.48%)
AMERIGROUP Corp. *                                        1,400          62,482
Amsurg Corp. *                                            1,280          42,227
Curative Health Services, Inc. *                            590          10,543
Mid Atlantic Medical Services *                           3,150         162,004
Orthodontic Centers Of America *                          2,790          21,985
Pediatrix Medical Group, Inc. *                           1,680          77,364

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Province Healthcare Co. *                                 2,520    $     32,634
RehabCare Group, Inc. *                                     940          16,027
Renal Care Group, Inc. *                                  3,220         109,963
Sierra Health Services *                                  1,710          35,141
Sunrise Assisted Living, Inc. *                           1,280          33,574
US Oncology, Inc. *                                       3,660          26,755
                                                                   ------------
                                                                        630,699
                                                                   ------------

HOME BUILDERS (3.14%)
Champion Enterprises, Inc. *                              2,105          13,367
Coachmen Industries, Inc.                                   850           9,953
Fleetwood Enterprises, Inc. *                             2,300          21,321
MDC Holdings, Inc.                                        2,236         120,744
Monaco Coach Corp. *                                      1,725          28,549
NVR, Inc. *                                                 590         275,235
Ryland Group, Inc.                                        1,918         140,225
Skyline Corp.                                               990          31,700
Standard-Pacific Corp.                                    2,340          88,686
Winnebago Industries                                      1,560          69,545
                                                                   ------------
                                                                        799,325
                                                                   ------------

HOME FURNISHINGS (0.76%)
Bassett Furniture Industries, Inc.                          988          13,387
Ethan Allen Interiors, Inc.                               2,946         106,056
La-Z-Boy, Inc.                                            3,323          73,771
                                                                   ------------
                                                                        193,214
                                                                   ------------

HOTELS & MOTELS (0.09%)
Prime Hospitality Corp. *                                 2,500          21,725
                                                                   ------------

HOUSEWARES (0.25%)
Libbey, Inc.                                              1,050          29,200
National Presto Industries, Inc.                            980          33,653
                                                                   ------------
                                                                         62,853
                                                                   ------------

INTERNET SERVICES & SOFTWARE (0.38%)
J2 Global Communications, Inc. *                          1,670          63,176
Websense, Inc. *                                          1,550          32,968
                                                                   ------------
                                                                         96,144
                                                                   ------------
INSURANCE (2.11%)
Delphi Financial Group                                    1,742          81,038
Hilb Rogal & Hamilton Co.                                 2,310          71,702
Landamerica Financial Group, Inc.                         1,550          71,052
Philadelphia Consolidated Holding Co. *                   1,680          77,616
Presidential Life Corp.                                   1,490          22,544
RLI Corp.                                                 1,720          56,622
SCPIE Holdings, Inc.                                        610           6,100

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Selective Insurance Group                                 1,698    $     50,532
Stewart Information Services Corp. *                      1,150          32,476
UICI *                                                    2,260          28,340
Zenith National Insurance Corp.                           1,388          38,614
                                                                   ------------
                                                                        536,636
                                                                   ------------

LEISURE & RECREATION (0.24%)
Bally Total Fitness Holding Corp. *                       1,680          14,532
K2, Inc. *                                                1,440          21,384
Pegasus Solutions, Inc. *                                 1,750          24,202
                                                                   ------------
                                                                         60,118
                                                                   ------------

MACHINERY-DIVERSIFIED (3.25%)
Albany International Corp.                                2,260          69,698
Applied Industrial Technologies, Inc.                     1,230          24,440
Astec Industries, Inc. *                                  1,180          12,154
Briggs & Stratton                                         1,980         116,345
Brooks-PRI Automation, Inc. *                             2,530          52,877
Cognex Corp.                                              2,957          77,740
Gardner Denver, Inc. *                                    1,000          21,010
Gerber Scientific, Inc. *                                 1,491          10,586
IDEX Corp.                                                2,640          96,202
JLG Industries, Inc.                                      2,210          25,459
Lindsay Manufacturing Co.                                   829          16,663
Manitowoc Co.                                             1,907          41,363
Robbins & Meyers, Inc.                                      920          20,461
Stewart & Stevenson Services                              1,190          17,874
Thomas Industries, Inc.                                   1,380          39,358
Zebra Technologies Corp. *                                3,564         183,795
                                                                   ------------
                                                                        826,025
                                                                   ------------

MEDIA (0.17%)
4kids Entertainment, Inc. *                                 870          18,357
Information Holdings, Inc. *                              1,230          24,637
                                                                   ------------
                                                                         42,994
                                                                   ------------

MEDICAL INFORMATION SYSTEMS (0.62%)
Cerner Corp. *                                            2,540          78,410
Dendrite International, Inc. *                            2,365          35,924
NDCHealth Corp.                                           2,086          43,702
                                                                   ------------
                                                                        158,036
                                                                   ------------

METAL FABRICATION (1.49%)
AM Castle & Co. *                                           757           3,361
Commercial Metals Co.                                     2,070          38,026
Intermet Corp.                                              260           1,118
Kaydon Corp.                                              1,930          45,818

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Lawson Products                                           1,010    $     27,118
Maverick Tube Corp. *                                     2,420          37,558
Mueller Industries, Inc. *                                2,342          59,604
Quanex Corp.                                              1,398          46,973
Shaw Group, Inc. *                                        2,230          23,437
Timken Co.                                                4,290          65,380
Valmont Industries, Inc.                                  1,330          26,321
Wolverine Tube, Inc. *                                      825           3,490
                                                                   ------------
                                                                        378,204
                                                                   ------------

METALS (0.44%)
Cleveland-Cliffs, Inc. *                                    900          23,040
Material Sciences Corp.                                     630           6,439
Reliance Steel & Aluminum Co.                             1,965          43,603
Ryerson Tull, Inc.                                          500           3,900
Steel Dynamics, Inc. *                                    2,090          31,643
Steel Technologies, Inc.                                    280           3,486
                                                                   ------------
                                                                        112,111
                                                                   ------------

MILITARY DEFENSE (0.31%)
Engineered Support Systems, Inc.                          1,320          79,860
                                                                   ------------

MINING (0.35%)
Brush Engineered Materials, Inc. *                        1,030          10,557
Century Aluminum Co. *                                      680           7,378
Commonwealth Industries, Inc. *                             930           4,418
Massey Energy Co.                                         4,230          56,259
RTI International Metal, Inc. *                             980          10,310
                                                                   ------------
                                                                         88,922
                                                                   ------------

OFFICE EQUIPMENT (0.33%)
Global Imaging Systems, Inc. *                            1,520          37,392
Imagistics International, Inc. *                          1,210          35,066
Interface, Inc. *                                         2,068          11,209
                                                                   ------------
                                                                         83,667
                                                                   ------------

OFFICE SUPPLIES (0.39%)
John H. Harland Co.                                       1,760          46,587
New England Business Services, Inc.                       1,080          28,750
Standard Register Co.                                     1,510          25,066
                                                                   ------------
                                                                        100,403
                                                                   ------------

OIL & GAS (4.91%)
Atwood Oceanics, Inc. *                                   1,350          32,386
Cabot Oil & Gas Corp.                                     1,971          51,246
CAL Dive International, Inc. *                            2,050          39,852
CARBO Ceramics, Inc.                                      1,480          53,517

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Cimarex Energy Co. *                                      2,220    $     43,512
Dril-Quip, Inc. *                                           810          13,689
Eagle Geophysical, Inc. *                                    65               0
Evergreen Resources, Inc. *                               3,420          92,340
Frontier Oil Corp.                                        1,310          19,257
Hydril Co. *                                              1,230          24,920
Input/Output, Inc. *                                      2,224           8,696
Lone Star Technologies *                                  1,790          24,147
Newfield Exploration Co. *                                4,082         157,443
Nuevo Energy Co. *                                        1,380          25,075
Oceaneering International, Inc. *                         1,616          38,008
Patina Oil & Gas Corp.                                    2,438          88,353
Plains Resources, Inc. *                                  1,250          15,562
Prima Energy Corp. *                                        820          20,705
Remington Oil & Gas Corp. *                               1,200          21,780
Seacor Smit, Inc. *                                       1,750          63,297
Southwestern Energy Co. *                                 1,080          19,548
Spinaker Exploration Co. *                                2,170          52,080
St. Mary Land & Exploration Co.                           1,810          45,829
Stone Energy Corp. *                                      2,070          73,030
Swift Energy Co. *                                        1,180          16,650
Tetra Technologies, Inc. *                                1,755          36,188
Tom Brown, Inc. *                                         2,500          64,250
Unit Corp. *                                              2,020          38,057
Veritas DGC, Inc. *                                       1,680          13,406
Vintage Petroleum, Inc                                    3,286          35,752
W-H Energy Services, Inc. *                               1,160          20,648
                                                                   ------------
                                                                      1,249,223
                                                                   ------------

PACKAGING & CONTAINERS (0.10%)
Chesapeake Corp.                                          1,070          24,118
                                                                   ------------

PHARMACEUTICALS (2.07%)
Accredo Health, Inc. *                                    3,050          85,369
Alpharma, Inc.                                            3,050          56,730
Cephalon, Inc. *                                          3,750         172,200
Cima Labs, Inc. *                                         1,000          27,950
Medicis Pharmaceutical                                    2,010         117,786
Noven Pharmaceuticals, Inc. *                             1,210          13,794
Priority Healthcare Corp. *                               2,608          53,568
                                                                   ------------
                                                                        527,397
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.04%)
Concord Camera Photo Equipment                              840           8,946
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

REAL ESTATE INVESTMENT TRUST (2.34%)
Capital Automotive REIT                                   2,150    $     65,597
Colonial Properties Trust                                 2,550          91,877
Essex Property Trust, Inc.                                2,710         169,944
Gables Residential *                                      2,470          79,830
Glenborough Realty Trust, Inc.                              470           8,864
Kilroy Realty Corp.                                       2,020          57,671
Shurgard Storage Centers, Inc.                            3,450         121,785
                                                                   ------------
                                                                        595,568
                                                                   ------------

RECREATIONAL VEHICLES (1.12%)
Arctic Cat, Inc.                                          1,220          23,583
Polaris Industries, Inc.                                  1,870         138,661
Thor Industries, Inc.                                     2,260         122,085
                                                                   ------------
                                                                        284,329
                                                                   ------------

RETAIL-APPAREL (3.02%)
AnnTaylor Stores Corp. *                                  3,190         102,527
Brown Shoe Co., Inc.                                      1,399          44,348
Burlington Coat Factory Warehouse Corp.                   2,530          47,311
Cato Corp.                                                1,600          32,272
Childrens Place *                                         1,750          30,013
Christopher & Banks Corp.                                 2,550          60,843
Dress Barn, Inc. *                                        2,132          29,208
Footstar, Inc. *                                          1,190           8,044
Genesco, Inc. *                                           1,220          19,593
Goody's Family Clothing, Inc.                               600           5,916
HOT Topic, Inc. *                                         3,255          73,368
Men's Wearhouse, Inc. *                                   2,735          70,153
Pacific Sunwear Of California *                           5,163         106,668
Stein Mart, Inc. *                                        2,190          11,979
Too, Inc. *                                               2,090          30,786
Urban Outfitters, Inc. *                                  3,000          78,180
Wet Seal, Inc. *                                          1,750          17,587
                                                                   ------------
                                                                        768,796
                                                                   ------------

RETAIL-AUTO PARTS (0.53%)
Group 1 Automotive, Inc. *                                1,680          58,027
PEP Boys-Manny Moe & Jack                                 3,140          48,042
TBC Corp. *                                               1,130          28,307
                                                                   ------------
                                                                        134,376
                                                                   ------------

RETAIL-BEDDING (0.28%)
Linens 'N Things, Inc. *                                  3,030          72,053
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

RETAIL-COMPUTER EQUIPMENT (0.38%)
Electronics Boutique Holdings Corp. *                     1,870    $     53,426
Insight Enterprises, Inc. *                               2,825          42,997
                                                                   ------------
                                                                         96,423
                                                                   ------------

RETAIL-CONSUMER ELECTRONICS (0.03%)
Ultimate Electronics, Inc. *                                780           7,402
                                                                   ------------

RETAIL-CONVENIENCE STORE (0.13%)
Casey's General Stores, Inc.                              2,322          32,578
                                                                   ------------

RETAIL-DISCOUNT (0.50%)
Fred's, Inc.                                              2,770          91,299
ShopKo Stores, Inc. *                                     2,324          34,860
                                                                   ------------
                                                                        126,159
                                                                   ------------

RETAIL-DRUG STORE (0.08%)
Duane Reade, Inc. *                                       1,350          21,533
                                                                   ------------

RETAIL-FABRIC STORE (0.24%)
Hancock Fabrics, Inc.                                     1,180          18,620
Jo-Ann Stores, Inc. *                                     1,495          41,711
                                                                   ------------
                                                                         60,331
                                                                   ------------

RETAIL-GARDENING PRODUCTS (0.34%)
Tractor Supply *                                          2,660          87,275
                                                                   ------------

RETAIL-HAIR SALONS (0.62%)
Regis Corp.                                               4,935         158,413
                                                                   ------------

RETAIL-HOME FURNISHINGS (0.31%)
Cost Plus, Inc. *                                         1,640          60,549
Haverty Furniture Cos., Inc.                                940          17,183
                                                                   ------------
                                                                         77,732
                                                                   ------------

RETAIL-JEWELRY (0.41%)
Zale Corp. *                                              2,340         103,919
                                                                   ------------

RETAIL-MAIL ORDER (0.05%)
J. Jill Group, Inc. *                                     1,140          13,110
                                                                   ------------

RETAIL-OFFICE SUPPLIES (0.15%)
School Specialty, Inc. *                                  1,330          37,519
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

RETAIL-PAWN (0.07%)
Cash America International, Inc.                          1,050    $     17,220
                                                                   ------------

RETAIL-RESTAURANTS (1.61%)
CEC Entertainment, Inc. *                                 2,292          89,846
Ihop Corp.                                                1,850          60,773
Landry's Restaurants, Inc.                                1,770          36,462
P.F. Chang's China Bistro, Inc. *                         1,330          32,997
Panera Bread Co. *                                        2,060          93,421
Papa John's International, Inc. *                         2,350          96,256
                                                                   ------------
                                                                        409,755
                                                                   ------------

RETAIL-VIDEO RENTAL (0.14%)
Movie Gallery, Inc. *                                     1,800          35,370
                                                                   ------------

SAVINGS & LOANS (2.40%)
Anchor Bancorp Wisconsin, Inc.                            1,040          24,419
Bankunited Financial Corp. *                              1,440          30,355
Commercial Federal Corp.                                  2,830          68,911
Dime Community Bancshares                                 1,655          38,065
Downey Financial Corp.                                    2,436         113,834
FirstFed Financial Corp. *                                1,750          69,125
Flagstar Bancorp, Inc.                                    3,340          76,653
MAF Bancorp, Inc.                                         2,290          87,478
Seacoast Financial Services Corp.                           790          16,361
Staten Island Bancorp, Inc.                               3,740          72,743
Waypoint Financial Corp                                     651          13,020
                                                                   ------------
                                                                        610,964
                                                                   ------------

SCHOOLS (0.58%)
ITT Educational Services, Inc. *                          3,090         148,073
                                                                   ------------

SEMICONDUCTORS (3.31%)
Actel Corp. *                                             1,970          47,221
Alliance Semiconductor Corp. *                            2,220          12,077
ATMI, Inc. *                                              2,330          58,879
Axcelis Technologies, Inc. *                              4,350          35,931
Cohu, Inc.                                                1,490          29,144
Dupont Photomasks, Inc. *                                 1,560          35,428
ESS Technology *                                          2,260          24,363
Exar Corp. *                                              2,190          30,945
Helix Technology Corp.                                    1,590          26,028
Kopin Corp. *                                             3,060          21,206
Kulicke & Soffa Industries, Inc. *                        2,730          29,593
Microsemi Corp. *                                         1,830          27,889
Pericom Semiconductor Corp. *                             1,270          12,700

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Photronics, Inc. *                                        2,290    $     48,685
Power Integrations, Inc. *                                2,150          71,466
Rudolph Technologies, Inc. *                              1,130          21,820
Skyworks Solutions, Inc. *                                7,860          71,526
Standard Microsystems Corp. *                             1,200          32,376
Supertex, Inc. *                                            790          14,173
Three-Five Systems, Inc. *                                1,150           6,337
Ultratech Stepper, Inc. *                                 1,710          48,256
Varian Semiconductor Equipment Associates, Inc. *         2,580          96,621
Veeco Instruments, Inc. *                                 2,000          39,920
                                                                   ------------
                                                                        842,584
                                                                   ------------

STORAGE/WAREHOUSING (0.07%)
Mobile Mini, Inc. *                                         860          16,589
                                                                   ------------

TELECOMMUNICATIONS (1.40%)
Adaptec, Inc. *                                           5,410          40,900
Aeroflex, Inc. *                                          2,795          24,736
Anixter International, Inc. *                             2,316          52,735
Audiovox Corp. *                                          2,060          26,018
Black Box Corp.                                           1,530          60,909
Boston Communications Group *                               800           7,977
Cable Design Technologies Corp. *                         2,570          20,560
C-COR.net Corp. *                                         2,010          13,266
Commonwealth Telephone Enterprises, Inc. *                  430          17,256
General Communication *                                   1,740          14,477
Harmonic, Inc. *                                          3,020          18,935
Metro One Telecommunications *                            1,540           5,359
Network Equipment Technologies, Inc. *                      970           8,876
Symmetricom, Inc. *                                       1,165           7,374
Tollgrade Communications, Inc. *                            790          12,695
Viasat, Inc. *                                            1,400          24,934
                                                                   ------------
                                                                        357,007
                                                                   ------------

THERAPEUTICS (0.33%)
MGI Pharma, Inc. *                                        2,000          78,520
Theragenics Corp. *                                       1,150           6,555
                                                                   ------------
                                                                         85,075
                                                                   ------------

TOY/GAMES/HOBBIES (0.25%)
Action Performance Cos., Inc.                             1,250          30,550
Department 56 *                                           1,500          19,050
Jakks Pacific, Inc. *                                     1,230          14,994
                                                                   ------------
                                                                         64,594
                                                                   ------------

TRANSPORTATION (2.36%)
Arkansas Best Corp.                                       1,630          44,825

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Forward Air Corp. *                                       1,520    $     42,028
Heartland Express, Inc.                                   2,944          70,715
Kansas City Southern *                                    2,490          27,564
Kirby Corp. *                                             1,657          47,556
Knight Transportation, Inc. *                             2,360          59,165
Landstar System, Inc. *                                   1,470          89,699
Offshore Logistics, Inc. *                                1,190          24,157
Roadway Corp.                                             1,460          71,204
SCS Transportation, Inc. *                                    1              15
USF Corp.                                                 2,032          63,947
Yellow Corp. *                                            1,966          58,744
                                                                   ------------
                                                                        599,619
                                                                   ------------

UTILITIES (3.72%)
American States Water Co.                                 1,095          25,809
Atmos Energy Corp.                                        2,156          51,615
Avista Corp.                                              2,600          40,508
Cascade Natural Gas Corp.                                 1,380          27,048
Central Vermont Public Sevice Corp.                       1,950          43,251
CH Energy Group, Inc.                                     2,050          90,200
Cleco Corp.                                               1,650          26,961
El Paso Electric Co. *                                    1,090          12,590
Energen Corp.                                             2,480          89,726
Green Mountain Power Corp.                                  670          15,109
Laclede Group, Inc.                                       1,120          30,251
New Jersey Resources Corp.                                2,094          75,468
Northwest Natural Gas Co.                                 1,542          44,718
NUI Corp.                                                   980          14,651
Piedmont Natural Gas Co.                                  2,699         105,261
Southern Union Co. *                                      3,040          51,680
Southwest Gas Corp.                                       1,679          38,113
UGI Corp.                                                 3,000          86,790
UIL Holdings Corp.                                        1,501          52,520
Unisource Energy Corp.                                    1,320          25,106
                                                                   ------------
                                                                        947,375
                                                                   ------------

TOTAL COMMON STOCK (COST $23,894,000)                                24,968,748
                                                                   ------------


MISCELLANEOUS INVESTMENTS (1.65%)
Midcap SPDR Trust Series 1                                4,500         420,210
Other Investments                                         1,500              42
                                                                   ------------

TOTAL MISCELLANEOUS INVESTMENTS (COST $430,980)                         420,252
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

  TOTAL INVESTMENTS (COST $24,324,980) (99.79%)                    $ 25,389,000
  OTHER ASSETS IN EXCESS OF LIABILITIES, (0.21%)                         54,518
                                                                   ------------
  NET ASSETS (100%)                                                $ 25,443,518
                                                                   ============

Cost for federal income tax at September 30, 2003 was
$24,385,271 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                 $  4,082,309
     Gross unrealized depreciation                                   (3,078,580)
                                                                   ------------
     Net unrealized appreciation                                   $  1,003,729
                                                                   ============

* Non-income producing investment

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

COMMON STOCK (97.12%)

ARGENTINA (0.10%)
YPF Sociedad Anonima SA ADR                                 470    $     12,596
                                                                   ------------

AUSTRIA (0.17%)
Telekom Austria AG ADR *                                  1,010          21,463
                                                                   ------------

AUSTRALIA (5.84%)
Amcor Ltd. ADR                                            3,270          77,960
Ansell Ltd. ADR                                           1,150          20,700
Australia & New Zealand Banking Group Ltd. ADR            2,090         127,177
BHP Billiton Ltd. ADR                                     3,800          53,884
Coles Myer Ltd. ADR                                       1,730          71,665
CSR Ltd. ADR                                              1,360           7,364
James Hardie Industries NV ADR                            1,720          43,602
National Australia Bank Ltd. ADR                          1,210         126,239
Westpac Banking Corp. ADR                                 3,690         204,500
                                                                   ------------
                                                                        733,091
                                                                   ------------
BELGIUM (0.29%)
Delhaize Group ADR                                          890          36,268
                                                                   ------------

BRITAIN (25.07%)
Amersham Plc ADR                                          1,130          50,567
Amvescap Plc ADR                                          1,180          17,924
AstraZeneca Plc ADR                                       4,110         178,374
Barclays Plc ADR                                          4,390         136,090
BG Group Plc ADR                                          3,260          70,057
BOC Group Plc ADR                                         2,490          69,172
Boots Group Plc ADR                                       2,340          50,190
BP Plc ADR                                                8,510         358,271
British Airways Plc ADR                                     590          16,650
British Sky Broadcasting Plc ADR *                        1,080          44,496
BT Group Plc ADR                                          2,550          77,265
Bunzl Plc ADR                                             1,370          52,581
Carnival Plc ADR                                            696          22,161
Galen Holdings Plc ADR                                      320          14,560
GlaxoSmithKline Plc ADR                                   7,460         316,304
Hanson Plc ADR                                            1,270          40,615
HSBC Holdings Plc ADR                                     6,010         396,660
Imperial Chemical Industries Plc ADR                      1,120          12,488
International Power Plc ADR *                               950          21,043
Kingfisher Plc ADR                                          333           2,884
Lloyds TSB Group Plc ADR                                  4,290         118,619
National Grid Transco Plc ADR                             2,890          94,416
Prudential Plc ADR                                        3,080          42,658
Rentokil Initial Plc ADR                                  1,800          31,886

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Reuters Group Plc ADR                                       890    $     19,295
Rexam Plc ADR                                             1,090          36,906
Rio Tinto Plc ADR                                           890          78,098
Scottish Power Plc ADR                                    2,350          55,695
Shell Transport & Trading Co. Plc ADR                     1,820          68,723
Signet Group Plc ADR                                        560          29,864
Smith & Nephew Plc ADR                                      510          33,966
Tate & Lyle Plc ADR                                         390           8,423
Tesco Plc ADR                                             4,570          54,895
Unilever Plc ADR                                          2,420          83,829
United Utilities Plc ADR                                  3,410          53,810
Vodafone Group Plc ADR                                   14,570         295,043
Wolseley Plc ADR                                            920          54,832
WPP Group Plc ADR                                           930          39,265
                                                                   ------------
                                                                      3,148,575
                                                                   ------------
CHINA (0.40%)
PetroChina Co. Ltd. ADR                                   1,100          36,905
Yanzhou Coal Mining Co. ADR                                 500          13,850
                                                                   ------------
                                                                         50,755
                                                                   ------------
DENMARK (0.36%)
Novo-Nordisk A/S ADR                                      1,220          45,006
                                                                   ------------

FRANCE (8.24%)
Alcatel SA ADR                                            2,440          28,865
Aventis SA ADR                                            2,460         128,658
AXA ADR                                                   5,160          87,668
Business Objects SA ADR *                                   480          11,976
Dassault Systemes SA ADR                                    580          20,428
Groupe Danone ADR                                         3,030          92,476
Lafarge SA ADR                                            3,160          51,666
Pechiney SA ADR                                           1,250          34,188
PSA Peugeot Citroen ADR                                   1,420          60,342
Publicis Groupe ADR                                       1,010          27,846
Sanofi-Synthelabo SA ADR                                  2,590          78,270
Sodexho Alliance SA ADR                                   1,110          30,303
Suez SA ADR                                               3,420          54,378
Technip-Coflexip SA ADR                                     970          23,862
Thomson ADR                                               1,040          18,117
Total Fina Elf SA ADR                                     3,090         234,222
Valeo SA ADR                                              1,130          20,627
Vivendi Environment ADR                                   1,370          30,811
                                                                   ------------
                                                                      1,034,703
                                                                   ------------
GERMANY (6.05%)
Allianz AG ADR                                            4,460          39,426
BASF AG ADR                                               2,520         110,275
Bayer AG ADR                                              3,470          74,848
Deutsche Telekom AG ADR *                                 4,990          72,056

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

E.ON AG ADR                                               2,290    $    111,752
Infineon Technologies ADR                                 1,100          14,179
Pfeiffer Vacuum Technology AG ADR                           590          17,871
RWE AG ADR                                                2,090          55,493
SAP AG ADR                                                2,140          65,077
Schering AG ADR                                           1,380          59,961
Siemens AG ADR                                            2,330         138,425
                                                                   ------------
                                                                        759,363
                                                                   ------------
HONG KONG (1.65%)
CNOOC Ltd. ADR                                            1,830          62,897
Huaneng Power International, Inc. ADR                       270          14,769
Hutchison Whampoa Ltd. ADR                                3,560         129,872
                                                                   ------------
                                                                        207,538
                                                                   ------------
IRELAND (1.40%)
Allied Irish Banks Plc ADR                                2,370          70,271
Bank of Ireland ADR                                       1,440          70,171
Icon Plc ADR *                                              320          12,122
Ryanair Holdings Plc ADR *                                  560          22,680
                                                                   ------------
                                                                        175,244
                                                                   ------------
ITALY (3.41%)
Benetton Group SpA ADR                                    1,700          35,632
Ducati Motor Holding SpA ADR *                            1,830          30,012
Enel SpA ADR                                              3,420         106,362
ENI SpA ADR                                               2,100         160,713
Sanpaolo IMI SpA ADR                                      4,780          95,361
                                                                   ------------
                                                                        428,080
                                                                   ------------
JAPAN (17.39%)
Advantest Corp. ADR                                       1,510          25,066
Bridgestone Corp. ADR                                     1,230          32,920
Canon, Inc. ADR                                           2,820         137,390
Casio Computer Co. Ltd. ADR                                 300          22,933
CSK Corp. ADR                                               670          22,881
Fuji Photo Film Co. Ltd. ADR                              2,320          67,744
Fujitsu Ltd. ADR                                          2,170          56,719
Hitachi Ltd. ADR                                          1,880         103,193
Honda Motor Co. Ltd. ADR                                  4,390          88,502
Ito-Yokado Co. Ltd. ADR                                   1,260          30,089
Konami Corp. ADR                                            640          19,718
Kubota Corp. ADR                                          1,910          32,852
Kyocera Corp. ADR                                           740          43,912
Matsushita Electric Industrial Co. Ltd. ADR               6,010          71,880
Millea Holdings, Inc. ADR                                 1,980         110,407
Mitsubishi Corp. ADR                                      2,890          49,514
Mitsui & Co. Ltd. ADR                                       590          82,010
Nidec Corp. ADR                                             420          34,755
Nintendo Co. Ltd. ADR                                     2,640          27,885
Nippon Telegraph & Telephone Corp. ADR                    4,070          92,145

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

Nissan Motor Co. Ltd. ADR                                 3,460    $     75,151
Nomura Holdings, Inc. ADR                                 6,740         108,110
NTT DoCoMo, Inc. ADR                                      4,390         107,248
Olympus Optical Co. Ltd. ADR                              1,690          40,240
ORIX Corp. ADR                                            1,600          63,360
Pioneer Corp. ADR                                         1,340          33,500
Ricoh Co. Ltd. ADR                                          690          61,755
Sanyo Electric Co. Ltd. ADR                               1,720          36,550
Sharp Corp. ADR                                           3,440          50,346
Shiseido Co. Ltd. ADR                                     1,760          20,071
Sony Corp. ADR                                            2,580          89,784
TDK Corp. ADR                                               670          39,798
Trend Micro, Inc. ADR *                                     550          11,110
Toyota Motor Corp. ADR                                    3,820         227,481
Wacoal Corp. ADR                                          1,570          66,913
                                                                   ------------
                                                                      2,183,932
                                                                   ------------
NETHERLANDS (8.74%)
ABN Amro Holding NV ADR                                   5,350          98,814
Aegon NV ADR                                              3,307          38,692
Akzo Nobel NV ADR                                         1,940          60,819
ASM Lithography Holding NV ADR *                          1,080          14,180
Equant NV ADR *                                           2,680          45,292
Gucci Group NV                                              280          23,604
ING Groep NV ADR                                          6,300         116,550
Koninklijke Ahold NV ADR                                  2,400          22,896
Koninklijke KPN NV ADR *                                  3,910          29,325
Koninklijke Philips Electronics NV                        3,450          79,074
Reed Elsevier NV ADR                                      1,900          43,282
Reed Elsevier Plc ADR                                     1,620          51,192
Royal Dutch Petroleum Co. ADR                             5,570         246,194
TPG NV ADR                                                2,660          50,912
Unilever NV                                               2,050         121,319
VNU NV ADR                                                1,270          37,226
Wolters Kluwer NV ADR                                     1,320          18,938
                                                                   ------------
                                                                      1,098,309
                                                                   ------------
NEW ZEALAND (0.69%)
Telecom Corp of New Zealand Ltd. ADR                      3,540          86,447
                                                                   ------------

NORWAY (0.97%)
Norsk Hydro ASA ADR                                       2,380         122,237
                                                                   ------------

PORTUGAL (0.95%)
Banco Comercial Portugues SA ADR                          2,030          18,311
Electricidade de Portugal SA ADR                          4,400         101,112
                                                                   ------------
                                                                        119,423
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SINGAPORE (0.74%)
DBS Group Holdings Ltd. ADR                               1,870    $     55,822
United Overseas Bank Ltd. ADR                             2,400          37,210
                                                                   ------------
                                                                         93,032
                                                                   ------------
SPAIN (3.73%)
Banco Bilbao Vizcaya Argentaria SA ADR                    9,310          96,265
Banco Santander Central Hispano SA ADR                    5,480          46,635
Endesa SA ADR                                             5,220          81,171
Repsol YPF SA ADR                                         4,250          69,998
Telefonica SA ADR                                         4,934         174,910
                                                                   ------------
                                                                        468,979
                                                                   ------------
SWEDEN (2.17%)
Electrolux AB ADR                                           860          37,625
Modern Times Group AB ADR *                                 600           9,540
SKF AB ADR                                                1,050          33,120
Svenska Cellulosa AB ADR                                  1,570          56,830
Tele2 AB ADR *                                              760          33,060
Telefonaktiebolaget LM Ericsson ADR *                     3,400          49,912
Volvo AB ADR                                              2,270          52,846
                                                                   ------------
                                                                        272,933
                                                                   ------------
SWITZERLAND (8.76%)
Centerpulse Ltd. ADR *                                      440          12,644
Ciba Specialty Chemicals AG ADR                           2,400          80,976
Compagnie Fianciere Richemont AG ADR                      2,490          49,493
Converium Holding AG ADR                                  1,490          34,121
Credit Suisse Group ADR                                   3,760         120,207
Logitech International SA ADR *                             430          13,330
Novartis AG ADR                                           8,160         316,934
Roche Holding AG ADR                                      2,790         231,333
Serono SA ADR                                             1,010          16,544
STMicroelectronics NV                                     1,880          45,214
Swiss Reinsurance ADR                                     1,500          95,295
Swisscom AG ADR                                           1,950          57,096
Syngenta AG ADR                                           2,530          27,678
                                                                   ------------
                                                                      1,100,865
                                                                   ------------

TOTAL COMMON STOCK (COST $10,612,850)                                12,198,839
                                                                   ------------

PREFERRED STOCK (0.70%)
Premier Farnell Plc ADR (COST $70,760)                    3,860          88,201
                                                                   ------------

MISCELLANEOUS INVESTMENTS (1.68%)
Ishares MSCI EAFE Index Fund (COST $217,512)              1,800         210,690
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                      ------           -----

SHORT TERM INVESTMENTS (0.00%)
Fifth Third Institutional Government
Money Market Fund, 0.95% ** (COST $102)                     102    $        102
                                                                   ------------


  TOTAL INVESTMENTS (Cost $10,901,224) (99.50%)                    $ 12,497,832
  OTHER ASSETS IN EXCESS OF LIABILITIES (0.50%)                          62,883
                                                                   ------------
  NET ASSETS (100%)                                                $ 12,560,715
                                                                   ============

Cost for federal income tax at September 30, 2003 was
$11,198,368 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                 $  1,698,328
     Gross unrealized depreciation                                     (398,864)
                                                                   ------------
     Net unrealized appreciation                                   $  1,299,464
                                                                   ============

*   Non-income producing investment
** Variable rate security; rate shown represents rate at September 30, 2003. ADR
- American depository receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES                                                                           SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------------

                                                    SHORT-TERM BOND      BOND         LARGE CAP       SMALL CAP     INTERNATIONAL
                                                          FUND           FUND        EQUITY FUND     EQUITY FUND         FUND
                                                      ------------   ------------    ------------    ------------    ------------
ASSETS:
     Investments, at value (identified cost
         $29,256,446, $56,764,106, $94,411,284,
         $24,324,980 and $10,901,224, respectively)
        (Note 2)                                      $ 29,591,857   $ 60,575,186    $ 80,772,932    $ 25,389,000    $ 12,497,832
     Receivables:
         Investments sold                                       --             --         136,964         187,011          24,103
         Fund Share sold                                    13,721         11,727          18,241          15,488           4,659
         Collateral for securities loaned,
              at fair value (Note 8)                     9,598,300     17,303,878         919,376       1,019,590         101,900
         Dividends and interest                            405,113        742,672          81,333          18,037          41,474
     Prepaid expenses                                       12,556         22,647          20,786          17,424          18,148
                                                      ------------   ------------    ------------    ------------    ------------
                Total assets                            39,621,547     78,656,110      81,949,632      26,646,550      12,688,116
                                                      ------------   ------------    ------------    ------------    ------------

LIABILITIES:
    Payables:
         Fund Share                                   $         --   $     27,819    $     28,308    $      7,380    $      6,576
         12b-1 fees                                            504         11,760          10,192           3,554           2,467
         Due to Custodian                                   10,149          1,800           5,592         145,035           2,386
         Due to Advisor                                      5,580         11,081          15,157           4,883           2,367
         Accrued expenses                                   13,177         32,847          36,951          22,590          11,705
         Payables upon return of securities
              loaned (Note 8)                            9,598,300     17,303,878         919,376       1,019,590         101,900
                                                      ------------   ------------    ------------    ------------    ------------
                Total liabilities                        9,627,710     17,389,185       1,015,576       1,203,032         127,401
                                                      ------------   ------------    ------------    ------------    ------------

NET ASSETS                                            $ 29,993,837   $ 61,266,925    $ 80,934,056    $ 25,443,518    $ 12,560,715
                                                      ============   ============    ============    ============    ============

NET ASSETS CONSIST OF:
    Paid-in Capital                                   $ 29,558,188   $ 58,333,459    $102,885,692    $ 25,288,836    $ 26,414,082
    Undistributed net investment income                         --         51,629           8,128           4,563              --
    Undistributed realized gain (loss)
         on investments                                    100,238       (929,243)     (8,321,412)       (913,901)    (15,450,482)
    Net unrealized appreciation (depreciation) on:
          Investments                                      335,411      3,811,080     (13,638,352)      1,064,020       1,596,608
          Translation of assets and liabilities
               in foreign currencies                            --             --              --              --             507
                                                      ------------   ------------    ------------    ------------    ------------

NET ASSETS                                            $ 29,993,837   $ 61,266,925    $ 80,934,056    $ 25,443,518    $ 12,560,715
                                                      ============   ============    ============    ============    ============

CLASS A SHARES (NOTE 1):
    Net assets for 24,973, 1,798,467, 2,208,476,
         594,830 and 497,353 shares outstanding,
         respectively                                 $    636,227   $ 46,473,576    $ 50,585,169    $ 16,688,658    $  8,101,972

    Net asset value, offering and redemption
         price per Class A Share                      $      25.48   $      25.84    $      22.91    $      28.06    $      16.29

CLASS C SHARES (NOTE 1):
    Net assets for 1,153,314, 570,331, 1,318,843,
         310,072 and 272,232 shares outstanding,
         respectively                                 $ 29,357,610   $ 14,793,349    $ 30,348,887    $  8,754,860    $  4,458,743

    Net asset value, offering and redemption
         price per Class C share                      $      25.46   $      25.94    $      23.01    $      28.23    $      16.38

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                     SHORT-TERM BOND       BOND         LARGE CAP       SMALL CAP     INTERNATIONAL
                                                           FUND            FUND        EQUITY FUND     EQUITY FUND         FUND
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
    Interest                                           $  1,038,200    $  3,154,407    $      5,354    $      2,525    $     34,618
    Dividends (net of foreign taxes withheld of
         $9,452 for the International Fund)                      --              --       1,333,972         234,372         381,448
    Other income                                              7,945           2,310           1,640           9,662           1,182
                                                       ------------    ------------    ------------    ------------    ------------
               Total Investment Income                    1,046,145       3,156,717       1,340,966         246,559         417,248
                                                       ------------    ------------    ------------    ------------    ------------

EXPENSES:
    Investment advisory fees (Note 4)                        54,585          95,652         113,429          38,439          30,636
    Administration fee (Note 4)                              27,292          47,701          56,715          19,220          15,318
    Accounting fee                                           30,861          45,619          52,090          20,919          19,972
    Custodian fees                                           42,574          16,110          23,219           9,437          45,176
    Transfer agency fees                                     12,605          18,633          21,276           8,544           8,157
    Distribution fees - Class A (Note 5)                      1,230         104,448          96,164          30,586          16,349
    Trustee expense                                          12,012          19,620          24,366           2,341           5,662
    Audit fees                                                6,066          20,579          19,273          12,576           5,897
    Legal fees                                                5,603          45,421          11,034           2,767           2,604
    Consulting fees                                           7,984          14,314          16,977           6,957           5,096
    Pricing fees                                              3,116          11,386          18,461           6,484           7,728
    Registration fees                                        12,680          14,805          19,422          14,658          12,727
    Reports to shareholders                                   3,357          11,166           6,742           1,335           1,609
    Other                                                     9,428          24,831          27,462           8,025          11,756
                                                       ------------    ------------    ------------    ------------    ------------
         Total expenses                                     229,393         490,285         506,630         182,288         188,687
                                                       ------------    ------------    ------------    ------------    ------------

    Net investment income                                   816,752       2,666,432         834,336          64,271         228,561
                                                       ------------    ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
         Investments                                        100,237        (166,756)       (607,203)       (263,926)     (4,238,453)
         Redemption in kind                                      --       2,422,668     (43,646,584)     (6,889,572)    (19,731,356)
         Foreign currency transactions                           --              --              --              --         (17,216)
    Net unrealized appreciation (depreciation)
         during the period on:
         Investments                                       (360,874)     (3,285,505)     68,660,427      14,852,488      29,342,597
         Translation of assets and liabilities in
              foreign currencies                                 --              --              --              --          (2,809)
                                                       ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments and
         foreign currency                                  (260,637)     (1,029,593)     24,406,640       7,698,990       5,352,763
                                                       ------------    ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    556,115    $  1,636,839    $ 25,240,976    $  7,763,261    $  5,581,324
                                                       ============    ============    ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                     SHORT-TERM BOND       BOND         LARGE CAP       SMALL CAP     INTERNATIONAL
For the Year Ended September 30, 2003                      FUND            FUND        EQUITY FUND     EQUITY FUND         FUND
                                                       ------------    ------------    ------------    ------------    ------------
Decrease in Net Assets
Operations:
    Net investment income                              $    816,752    $  2,666,432    $    834,336    $     64,271    $    228,561
    Net realized gain (loss) on:
         Investments                                        100,237        (166,756)       (607,203)       (263,926)     (4,238,453)
         Redemption in kind                                      --       2,422,668     (43,646,584)     (6,889,572)    (19,731,356)
         Foreign currency transactions                           --              --              --              --         (17,216)
    Net unrealized appreciation (depreciation)
         during the period on:
         Investments                                       (360,874)     (3,285,505)     68,660,427      14,852,488      29,342,597
         Translation of assets and liabilities in
         foreign currencies                                      --              --              --              --          (2,809)
                                                       ------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations        556,115       1,636,839      25,240,976       7,763,261       5,581,324
                                                       ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
    Net investment income
         Class A                                            (11,188)     (1,903,612)       (472,401)        (30,686)       (113,932)
         Class C                                           (839,850)       (777,583)       (409,509)        (29,022)       (108,310)
    Net realized gain
         Class A                                             (2,513)             --              --        (395,330)             --
         Class C                                           (259,990)             --              --      (2,809,844)             --
                                                       ------------    ------------    ------------    ------------    ------------
Total Distributions                                      (1,113,541)     (2,681,195)       (881,910)     (3,264,882)       (222,242)
                                                       ------------    ------------    ------------    ------------    ------------

Decrease in net assets from Fund share
    transactions (Note 6)                                  (692,846)    (41,307,173)    (91,027,008)    (53,895,508)    (45,290,561)
                                                       ------------    ------------    ------------    ------------    ------------

Decrease in net assets                                   (1,250,272)    (42,351,529)    (66,667,942)    (49,397,129)    (39,931,479)

NET ASSETS:
    Beginning of period                                  31,244,109     103,618,454     147,601,998      74,840,647      52,492,194
                                                       ------------    ------------    ------------    ------------    ------------
    End of period                                      $ 29,993,837    $ 61,266,925    $ 80,934,056    $ 25,443,518    $ 12,560,715
                                                       ============    ============    ============    ============    ============

FOR THE YEAR ENDED SEPTEMBER 30, 2002
Decrease in Net Assets
Operations:
    Net investment income                              $  1,231,833    $  4,928,753    $  2,054,256    $    335,464    $    855,735
    Net realized gain (loss) on:
         Investments                                        427,020        (179,060)     (6,763,721)      3,100,912      (4,842,401)
         Foreign currency transactions                           --              --              --              --         (15,253)
    Net unrealized appreciation (depreciation)
         during the period on:
         Investments                                       (248,068)      3,763,191     (34,656,222)     (4,659,728)     (5,562,731)
         Translation of assets and liabilities in
              foreign currencies                                 --              --              --              --           2,697
                                                       ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
    resulting from operations                             1,410,785       8,512,884     (39,365,687)     (1,223,352)     (9,561,953)
                                                       ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
    Net investment income
         Class A                                             (6,649)     (1,251,843)       (256,054)        (19,905)        (60,005)
         Class C                                         (1,231,151)     (3,676,231)     (1,756,926)       (330,356)       (817,192)
     Net realized gain
         Class A                                                 --              --        (108,714)       (726,705)             --
         Class C                                                 --              --        (750,522)     (8,579,316)             --
                                                       ------------    ------------    ------------    ------------    ------------
Total Distributions                                      (1,237,800)     (4,928,074)     (2,872,216)     (9,656,282)       (877,197)
                                                       ------------    ------------    ------------    ------------    ------------

Increase in net assets from Fund share
    transactions (Note 6)                                 2,814,789       8,215,349      16,873,655       9,923,456       1,130,790
                                                       ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets                         2,987,774      11,800,159     (25,364,248)       (956,178)     (9,308,360)

NET ASSETS:
    Beginning of period                                  28,256,335      91,818,295     172,966,246      75,796,825      61,800,554
                                                       ------------    ------------    ------------    ------------    ------------
    End of period                                      $ 31,244,109    $103,618,454    $147,601,998    $ 74,840,647    $ 52,492,194
                                                       ============    ============    ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS A
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year  For the Period
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    25.87     $    25.66     $    24.70     $    24.68     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.52 *         1.04 *         1.14           1.35 *         0.68
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (0.11)*         0.13 *         1.21          (0.05)*        (0.23)
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  0.41           1.17           2.35           1.30           0.45
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.57)         (0.96)         (1.39)         (1.28)         (0.77)
     From net realized capital gain                             (0.22)            --             --             --             --
     From return of capital                                     (0.01)            --             --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.80)         (0.96)         (1.39)         (1.28)         (0.77)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    25.48     $    25.87     $    25.66     $    24.70     $    24.68
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                    1.61%          4.68%          9.74%          5.42%          1.84%

Ratios of expenses to average net assets:
     before fee waivers                                         0.88%          0.81%          0.74%          0.72%          0.79% 1
     after fee waivers                                          0.88%          0.81%          0.74%          0.72%          0.61% 1
Ratios of net investment income to average net assets:
     before fee waivers                                         2.00%          4.04%          5.32%          5.25%          4.34% 1
     after fee waivers                                          2.00%          4.04%          5.32%          5.25%          4.52% 1

Portfolio turnover rate                                       776.35%         27.77%         36.76%         55.28%         47.85%
Net assets, end of period                                  $  636,227     $  292,996     $  497,078     $   26,583     $      727

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS C
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year  For the Period
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    25.85     $    25.70     $    24.74     $    24.72     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.58 *         1.09           1.44           1.35           0.80
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (0.11)*         0.15           0.97             --          (0.30)
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  0.47           1.24           2.41           1.35           0.50
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.63)         (1.09)         (1.45)         (1.33)         (0.78)
     From net realized capital gain                             (0.22)            --             --             --             --
     From return of capital                                     (0.01)            --             --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.86)         (1.09)         (1.45)         (1.33)         (0.78)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    25.46     $    25.85     $    25.70     $    24.74     $    24.72
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                    1.86%          4.97%          9.98%          5.63%          2.05%

Ratios of expenses to average net assets:
     before fee waivers                                         0.63%          0.56%          0.49%          0.47%          0.54% 1
     after fee waivers                                          0.63%          0.56%          0.49%          0.47%          0.36% 1
Ratios of net investment income to average net assets:
     before fee waivers                                         2.25%          4.29%          5.57%          5.50%          4.59% 1
     after fee waivers                                          2.25%          4.29%          5.57%          5.50%          4.77% 1

Portfolio turnover rate                                       776.35%         27.77%         36.76%         55.28%         47.85%
Net assets, end of period                                 $29,357,610    $30,951,113    $27,759,257    $28,913,208    $25,927,109

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS A
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    25.91     $    25.08     $    23.51     $    23.36     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       1.05 *         1.31           1.33           1.27 *         1.06
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            0.05 *         0.81           1.57           0.11 *        (1.57)
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  1.10           2.12           2.90           1.38          (0.51)
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (1.17)         (1.29)         (1.33)         (1.23)         (1.13)
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (1.17)         (1.29)         (1.33)         (1.23)         (1.13)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    25.84     $    25.91     $    25.08     $    23.51     $    23.36
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                    4.33%          8.76%         12.56%          6.08%         (2.04)%

Ratios of expenses to average net assets:
     before fee waivers                                         0.86%          0.67%          0.64%          0.66%          0.62%
     after fee waivers                                          0.86%          0.67%          0.64%          0.66%          0.62%
Ratios of net investment income to average net assets:
     before fee waivers                                         4.10%          5.10%          5.39%          5.31%          4.69%
     after fee waivers                                          4.10%          5.10%          5.39%          5.31%          4.69%

Portfolio turnover rate                                        94.61%          5.09%          8.94%         25.64%         17.09%
Net assets, end of period                                 $46,473,576    $33,961,123    $17,461,376    $6,521,024      $    8,466

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS C
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    25.99     $    25.16     $    23.57     $    23.40     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       1.14 *         1.38           1.38 *         1.30           1.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            0.04 *         0.80           1.59 *         0.14          (1.62)
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  1.18           2.18           2.97           1.44          (0.46)
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (1.23)         (1.35)         (1.38)         (1.27)         (1.14)
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (1.23)         (1.35)         (1.38)         (1.27)         (1.14)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    25.94     $    25.99     $    25.16     $    23.57     $    23.40
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                    4.64%          8.98%         12.86%          6.34%         (1.83)%

Ratios of expenses to average net assets:
     before fee waivers                                         0.61%          0.42%          0.39%          0.41%          0.37%
     after fee waivers                                          0.61%          0.42%          0.39%          0.41%          0.37%
Ratios of net investment income to average net assets:
     before fee waivers                                         4.35%          5.35%          5.64%          5.56%          4.94%
     after fee waivers                                          4.35%          5.35%          5.64%          5.56%          4.94%

Portfolio turnover rate                                        94.61%          5.09%          8.94%         25.64%         17.09%
Net assets, end of period                                 $14,793,349    $69,657,331    $74,356,919    $72,055,471    $60,335,227

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                               LARGE CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS A
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    18.76     $    24.08     $    34.49     $    31.75     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.22           0.23 *         0.19 *         0.16 *         0.22
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            4.18          (5.20)*        (9.10)*         3.68 *         6.80
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  4.40          (4.97)         (8.91)          3.84           7.02
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.25)         (0.23)         (0.20)         (0.22)         (0.27)
     From net realized capital gain                                --          (0.12)         (1.30)         (0.88)            --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.25)         (0.35)         (1.50)         (1.10)         (0.27)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    22.91     $    18.76     $    24.08     $    34.49     $    31.75
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   23.57%        (20.97)%       (26.64)%        12.07%         28.10%

Ratios of expenses to average net assets:
     before fee waivers                                         0.79%          0.64%          0.62%          0.63%          0.63%
     after fee waivers                                          0.79%          0.64%          0.62%          0.63%          0.63%
Ratios of net investment income to average net assets:
     before fee waivers                                         0.99%          0.89%          0.66%          0.54%          0.74%
     after fee waivers                                          0.99%          0.89%          0.66%          0.54%          0.74%

Portfolio turnover rate                                        43.12%          9.76%         12.70%         36.64%        142.56%
Net assets, end of period                                 $50,585,169    $26,477,099    $19,301,451    $10,619,367     $   99,888

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                               LARGE CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS C
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    18.82     $    24.15     $    34.57     $    31.79     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.26 *         0.28 *         0.27 *         0.26           0.30
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            4.22 *        (5.22)*        (9.13)*         3.67           6.79
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  4.48          (4.94)         (8.86)          3.93           7.09
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.29)         (0.27)         (0.26)         (0.27)         (0.30)
     From net realized capital gain                                --          (0.12)         (1.30)         (0.88)            --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.29)         (0.39)         (1.56)         (1.15)         (0.30)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    23.01     $    18.82     $    24.15     $    34.57     $    31.79
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   23.92%        (20.80)%       (26.42)%        12.34%         28.35%

Ratios of expenses to average net assets:
     before fee waivers                                         0.54%          0.39%          0.37%          0.38%          0.38%
     after fee waivers                                          0.54%          0.39%          0.37%          0.38%          0.38%
Ratios of net investment income to average net assets:
     before fee waivers                                         1.24%          1.14%          0.91%          0.79%          0.99%
     after fee waivers                                          1.24%          1.14%          0.91%          0.79%          0.99%

Portfolio turnover rate                                        43.12%          9.76%         12.70%         36.64%        142.56%
Net assets, end of period                                 $30,348,887   $121,124,899   $153,664,795   $187,806,297   $132,381,985


* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                               SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS A
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    23.40     $    26.51     $    34.52     $    29.17     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.04 *         0.05           0.05 *         0.01           0.14
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            5.68 *         0.09          (3.82)*         6.94           4.17
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  5.72           0.14          (3.77)          6.95           4.31
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.06)         (0.07)         (0.05)         (0.05)         (0.14)
     From net realized capital gain                             (1.00)         (3.18)         (4.19)         (1.55)            --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (1.06)         (3.25)         (4.24)         (1.60)         (0.14)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    28.06     $    23.40     $    26.51     $    34.52     $    29.17
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   25.31%         (1.66)%       (12.00)%        24.68%         17.27%

Ratios of expenses to average net assets:
     before fee waivers                                         0.85%          0.70%          0.69%          0.66%          0.66%
     after fee waivers                                          0.85%          0.70%          0.69%          0.66%          0.66%
Ratios of net investment income to average net assets:
     before fee waivers                                         0.12%          0.15%          0.14%          0.09%          0.31%
     after fee waivers                                          0.12%          0.15%          0.14%          0.09%          0.31%

Portfolio turnover rate                                        42.18%         35.33%         49.43%         53.16%         41.02%
Net assets, end of period                                 $16,688,658     $8,989,110     $5,216,136     $2,428,801     $   28,060

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                               SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS C
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    23.47     $    26.59     $    34.59     $    29.21     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.08 *         0.13           0.12           0.11           0.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            5.78 *         0.07          (3.81)          6.93           4.21
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  5.86           0.20          (3.69)          7.04           4.37
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.10)         (0.14)         (0.12)         (0.11)         (0.16)
     From net realized capital gain                             (1.00)         (3.18)         (4.19)         (1.55)            --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (1.10)         (3.32)         (4.31)         (1.66)         (0.16)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    28.23     $    23.47     $    26.59     $    34.59     $    29.21
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   25.85%         (1.46)%       (11.75)%        24.98%         17.49%

Ratios of expenses to average net assets:
     before fee waivers                                         0.60%          0.45%          0.44%          0.41%          0.41%
     after fee waivers                                          0.60%          0.45%          0.44%          0.41%          0.41%
Ratios of net investment income to average net assets:
     before fee waivers                                         0.37%          0.40%          0.39%          0.34%          0.56%
     after fee waivers                                          0.37%          0.40%          0.39%          0.34%          0.56%

Portfolio turnover rate                                        42.18%         35.33%         49.43%         53.16%         41.02%
Net assets, end of period                                  $8,754,860    $65,851,537    $70,580,689    $88,360,329    $67,544,211

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                  INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS A
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    14.55     $    17.62     $    26.03     $    30.54     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.20           0.21           0.33 *         1.70 *         0.84
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            1.78          (3.06)         (8.14)*        (1.64)*         7.00
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  1.98          (2.85)         (7.81)          0.06           7.84
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.22)         (0.22)         (0.37)         (1.14)         (0.92)
     From net realized capital gain                                --             --          (0.23)         (3.43)         (1.38)
     From return of capital                                     (0.02)            --             --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.24)         (0.22)         (0.60)         (4.57)         (2.30)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    16.29     $    14.55     $    17.62     $    26.03     $    30.54
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   13.68%        (16.36)%       (30.39)%        (1.22)%        31.98%

Ratios of expenses to average net assets:
     before fee waivers                                         1.10%          0.77%          0.71%          0.71%          0.64%
     after fee waivers                                          1.10%          0.77%          0.71%          0.71%          0.64%
Ratios of net investment income to average net assets:
     before fee waivers                                         0.95%          1.12%          1.62%          4.44%          3.12%
     after fee waivers                                          0.95%          1.12%          1.62%          4.44%          3.12%

Portfolio turnover rate                                       414.62%         29.48%         68.11%         48.13%         52.42%
Net assets, end of period                                  $8,101,972     $4,616,210     $3,331,656     $1,748,773     $   10,038

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                                                                  INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
The following  tables include  selected data for a share  outstanding  throughout  each fiscal year or period and other  performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                          CLASS C
                                                                                          -------

                                                          For the Year   For the Year   For the Year   For the Year   For the Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                          September 30,  September 30,  September 30,  September 30,  September 30,
                                                              2003           2002           2001           2000           1999
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE - BEGINNING OF PERIOD                      $    14.58     $    17.65     $    26.06     $    30.55     $    25.00
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.37           0.25           0.41           1.37 *         0.99
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            1.70          (3.07)         (8.17)         (1.24)*         6.91
                                                           ----------     ----------     ----------     ----------     ----------
               Total from investment operations                  2.07          (2.82)         (7.76)          0.13           7.90
                                                           ----------     ----------     ----------     ----------     ----------

Distributions:
     From net investment income                                 (0.25)         (0.25)         (0.42)         (1.19)         (0.97)
     From net realized capital gain                                --             --          (0.23)         (3.43)         (1.38)
     From return of capital                                     (0.02)            --             --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
               Total distributions                              (0.27)         (0.25)         (0.65)         (4.62)         (2.35)
                                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE - END OF PERIOD                            $    16.38     $    14.58     $    17.65     $    26.06     $    30.55
                                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                                   14.26%        (16.18)%       (30.19)%        (0.98)%        32.23%

Ratios of expenses to average net assets:
     before fee waivers                                         0.85%          0.52%          0.46%          0.46%          0.39%
     after fee waivers                                          0.85%          0.52%          0.46%          0.46%          0.39%
Ratios of net investment income to average net assets:
     before fee waivers                                         1.20%          1.37%          1.87%          4.69%          3.37%
     after fee waivers                                          1.20%          1.37%          1.87%          4.69%          3.37%

Portfolio turnover rate                                       414.62%         29.48%         68.11%         48.13%         52.42%
Net assets, end of period                                  $4,458,743    $47,875,984    $58,468,898    $72,121,697    $41,838,180


* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the
     International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("CAPSTONE"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

     The  Short-Term  Bond Fund's  objective  is to provide  current  income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Credit Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies and instrumentalities and investment grade corporate obligations having a broad range of maturities.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(2)  INVESTMENT OBJECTIVES - (CONTINUED)

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance, before expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance, before expenses, of a widely recognized index of small cap equities, which will be specified by the Advisory Committee from time to time. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.


(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

          The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. As of September 30, 2003 there were no forward exchange contracts outstanding.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit, with its futures broker, cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract, payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of September 30, 2003, there were no future contracts outstanding.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares. All ongoing registration expenses will be paid by the Funds.

     I.   SECURITY LOANS

          The Funds may receive fees or retain a portion of interest on the cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gains or losses in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

     J.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee.

     The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.


(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the year from October 1, 2002 to September 30, 2003 were as follows:

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK - (CONTINUED)

                                              CLASS A                             CLASS C
                                              -------                             -------
                                      SHARES           DOLLARS            SHARES            DOLLARS
                                  --------------    --------------    --------------    --------------
SHORT-TERM BOND FUND:
    Sold                                  58,780    $    1,500,998        18,735,978    $  480,899,879
    Reinvested                               524            13,394            38,023           972,070
    Redeemed                             (45,655)       (1,165,507)      (18,817,815)     (482,913,680)
                                  --------------    --------------    --------------    --------------
      Net Increase (decrease)             13,649    $      348,885           (43,814)   $   (1,041,731)
                                  ==============    ==============    ==============    ==============

BOND FUND:
    Sold                                 957,471    $   24,788,162         5,194,084    $  135,291,364
    Reinvested                            73,366         1,891,367            16,843           436,435
    Redeemed                            (543,316)      (14,037,125)       (7,320,645)     (189,677,376)
                                  --------------    --------------    --------------    --------------
       Net Increase (decrease)           487,521    $   12,642,404        (2,109,718)   $  (53,949,577)
                                  ==============    ==============    ==============    ==============

LARGE CAP EQUITY FUND:
    Sold                                 919,898    $   19,652,394           242,399    $    4,927,528
    Reinvested                            22,184           472,363            15,889           340,029
    Redeemed                            (145,237)       (3,115,635)       (5,375,371)     (113,303,687)
                                  --------------    --------------    --------------    --------------
       Net Increase                      796,845    $   17,009,122        (5,117,083)   $ (108,036,130)
                                  ==============    ==============    ==============    ==============

SMALL CAP EQUITY FUND:
    Sold                                 248,655    $    6,173,194            30,963    $      835,036
    Reinvested                            17,977           425,444            57,548         1,371,184
    Redeemed                             (56,008)       (1,389,799)       (2,583,735)      (61,310,567)
                                  --------------    --------------    --------------    --------------
       Net Increase                      210,624    $    5,208,839        (2,495,224)   $  (59,104,347)
                                  ==============    ==============    ==============    ==============

INTERNATIONAL FUND:
    Sold                               1,151,348    $   17,952,278        39,961,640    $  626,002,219
    Reinvested                             7,126           113,933             6,132            95,185
    Redeemed                            (978,346)      (15,293,361)      (42,978,264)     (674,160,815)
                                  --------------    --------------    --------------    --------------
       Net Increase (decrease)           180,128    $    2,772,850        (3,010,492)   $  (48,063,411)
                                  ==============    ==============    ==============    ==============

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2001 to September 30, 2002 were as follows:

                                              CLASS A                             CLASS C
                                              -------                             -------
                                      SHARES           DOLLARS            SHARES            DOLLARS
                                  --------------    --------------    --------------    --------------
SHORT-TERM BOND FUND:
    Sold                                 135,690    $    3,491,498           700,102    $   18,077,361
    Reinvested                               223             5,705            43,541         1,110,346
    Redeemed                            (143,963)       (3,707,338)         (626,724)      (16,162,783)
                                  --------------    --------------    --------------    --------------
      Net Increase (decrease)             (8,050)   $     (210,135)   $      116,919    $    3,024,924
                                  ==============    ==============    ==============    ==============

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(6)    SHARES OF CAPITAL STOCK - (CONTINUED)

                                              CLASS A                             CLASS C
                                              -------                             -------
                                      SHARES           DOLLARS            SHARES            DOLLARS
                                  --------------    --------------    --------------    --------------
BOND FUND:
    Sold                                 548,782    $   13,803,903           349,309    $    8,997,268
    Issued in acquisition                108,909         2,669,069           196,392         4,784,036
    Reinvested                            50,097         1,249,941            33,317           830,350
    Redeemed                             (93,095)       (2,320,428)         (854,592)      (21,798,790)
                                  --------------    --------------    --------------    --------------
       Net Increase (decrease)           614,693    $   15,402,485          (275,574)   $   (7,187,136)
                                  ==============    ==============    ==============    ==============

LARGE CAP EQUITY FUND:
    Sold                                 649,445    $   15,564,124           392,766    $    9,385,558
    Reinvested                            15,461           364,096            25,219           621,564
    Redeemed                             (54,673)       (1,278,914)         (344,291)       (7,782,773)
                                  --------------    --------------    --------------    --------------
       Net Increase                      610,233    $   14,649,306            73,694    $    2,224,349
                                  ==============    ==============    ==============    ==============

SMALL CAP EQUITY FUND:
    Sold                                 197,223    $    5,636,173           142,647    $    3,846,713
    Reinvested                            26,231           746,580           139,027         3,984,858
    Redeemed                             (36,007)         (963,697)         (131,018)       (3,327,171)
                                  --------------    --------------    --------------    --------------
       Net Increase                      187,447    $    5,419,056           150,656    $    4,504,400
                                  ==============    ==============    ==============    ==============

INTERNATIONAL FUND:
    Sold                                 170,171    $    3,039,240         2,878,471    $   48,640,619
    Reinvested                             3,503            59,728             3,857            66,242
    Redeemed                             (45,520)         (815,262)       (2,912,713)      (49,859,777)
                                  --------------    --------------    --------------    --------------
       Net Increase (decrease)           128,154    $    2,283,706           (30,385)   $   (1,152,916)
                                  ==============    ==============    ==============    ==============

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Funds for the year ended September 30, 2003 were as follows:

     ----------------------------------------------------------------------
                                             PURCHASES            SALES
                                             ---------            -----
     ----------------------------------------------------------------------
     Short-Term Bond Fund                   $221,832,488       $219,652,264
     ----------------------------------------------------------------------
     Bond Fund                                57,768,995         95,872,894
     ----------------------------------------------------------------------
     Large Cap Equity Fund                    34,388,621        123,940,012
     ----------------------------------------------------------------------
     Small Cap Equity Fund                    12,015,870         68,594,522
     ----------------------------------------------------------------------
     International Fund                       71,138,740        115,290,789
     ----------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(8)  SECURITIES LENDING

As of September 30, 2003, each Fund had loaned securities in return for cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

     ----------------------------------------------------------------------
                                             SECURITIES         COLLATERAL
                                             ----------         ----------
     ----------------------------------------------------------------------
     Short-Term Bond Fund                    $ 9,365,036        $ 9,598,300
     ----------------------------------------------------------------------
     Bond Fund                                16,957,248         17,303,878
     ----------------------------------------------------------------------
     Large Cap Equity Fund                       867,308            919,376
     ----------------------------------------------------------------------
     Small Cap Equity Fund                       956,061          1,019,590
     ----------------------------------------------------------------------
     International Fund                           98,905            101,900
     ----------------------------------------------------------------------

(9)  TAX MATTERS

     As of September 30, 2003, the components of distributable earnings on a tax basis for each Fund were as follows:

     ----------------------------------------------------------------------
                              UNDISTRIBUTED    UNDISTRIBUTED    UNREALIZED
                             ORDINARY INCOME  LONG-TERM GAIN   APPRECIATION/
                                                              (DEPRECIATION)
     ----------------------------------------------------------------------
     Short-Term Bond Fund     $         --     $    109,682    $    325,967
     ----------------------------------------------------------------------
     Bond Fund                      51,629               --       3,802,910
     ----------------------------------------------------------------------
     Large Cap Equity Fund           8,128               --     (13,752,964)
     ----------------------------------------------------------------------
     Small Cap Equity Fund           4,563               --       1,003,729
     ----------------------------------------------------------------------
     International Fund                 --               --       1,299,464
     ----------------------------------------------------------------------

     Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

     As of September 30, 2003 the Funds had capital loss carryforwards and deferrals available for federal income tax purposes as follows:

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(9)  TAX MATTERS - (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              DEFERRED FOR
                                           CAPITAL LOSS CARRYFORWARDS EXPIRING                                TAX PURPOSES
                                                      SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------------
                             2008             2009             2010             2011             TOTAL
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund     $         --     $         --     $         --     $         --     $         --     $     (9,444)
--------------------------------------------------------------------------------------------------------------------------
Bond Fund                    (127,397)        (448,959)              --         (182,388)        (758,744)        (170,499)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity Fund              --               --       (1,366,325)      (6,803,986)      (8,170,311)        (151,101)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund              --               --               --         (846,350)        (846,350)         (67,551)
--------------------------------------------------------------------------------------------------------------------------
International Fund                 --       (1,659,946)      (4,744,263)      (8,667,933)     (15,072,142)        (378,340)
--------------------------------------------------------------------------------------------------------------------------

     The losses deferred for tax purposes consist of losses on wash sales and post-October capital losses.

(10) DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid for the years ended September 30, 2003 and 2002 were as follows:

     Distributions paid during the year ended September 30, 2003:

     ----------------------------------------------------------------------
                                      Ordinary      Long Term    Tax Return
                                       Income     Capital Gain   of Capital
     ----------------------------------------------------------------------
     Short-Term Bond Fund            $  834,033    $  262,503    $   17,005
     ----------------------------------------------------------------------
     Bond Fund                        2,681,195            --            --
     ----------------------------------------------------------------------
     Large Cap Equity Fund              881,910            --            --
     ----------------------------------------------------------------------
     Small Cap Equity Fund               59,708     3,205,174            --
     ----------------------------------------------------------------------
     International Fund                 208,572            --        13,670
     ----------------------------------------------------------------------

     Distributions paid during the year ended September 30, 2002:

     ----------------------------------------------------------------------
                                                                Long Term
                                           Ordinary Income     Capital Gain
     ----------------------------------------------------------------------
     Short-Term Bond Fund                     $1,237,800        $  859,236
     ----------------------------------------------------------------------
     Bond Fund                                 4,928,074                --
     ----------------------------------------------------------------------
     Large Cap Equity Fund                     2,012,980                --
     ----------------------------------------------------------------------
     Small Cap Equity Fund                     1,097,633         8,558,649
     ----------------------------------------------------------------------
     International Fund                          877,197                --
     ----------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

(11) RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Bond, Large Cap, Small Cap and International Funds have recorded capital gain (loss)
     reclassifications in the capital accounts. The primary reason for the reclassifications was a redemption in kind completed on November 5, 2002. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed capital gains (accumulated losses) during the period on a tax basis which is considered to be more informative to the shareholder. As of September 30, 2003, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

     ------------------------------------------------------------------------
                                               Net realized
                                                   gain
                            Undistributed Net  (Accumulated        Paid-in
                            Investment Income     losses)          Capital
     ------------------------------------------------------------------------
     Bond Fund                $         --     $ (2,422,668)    $  2,422,668
     ------------------------------------------------------------------------
     Large Cap Equity Fund              --       43,646,584      (43,646,584)
     ------------------------------------------------------------------------
     Small Cap Equity Fund              --        6,889,572       (6,889,572)
     ------------------------------------------------------------------------
     International Fund            (19,989)      19,751,345      (19,731,356)
     ------------------------------------------------------------------------

(12) REDEMPTION IN KIND

     In October, 2002, Capstone Social and Ethic Religious Values Fund received a request for a significant redemption from the Funds within the Trust. The Funds exercised their right to pay the redemption proceeds in securities from the Funds' portfolios rather than in cash. On November 5, 2002 the redemption in kind was completed. As a result of the redemption in kind, the Bond, Large Cap Equity, Small Cap Equity and International Funds incurred realized gains (losses) as follows:

     ---------------------------------------------------------------------------
                                                            Net Realized Gain
                                                          (Loss) on Redemption
                                                                 In Kind
     ---------------------------------------------------------------------------
     Bond Fund                                                $  2,442,668
     ---------------------------------------------------------------------------
     Large Cap Equity Fund                                     (43,646,584)
     ---------------------------------------------------------------------------
     Small Cap Equity Fund                                      (6,889,572)
     ---------------------------------------------------------------------------
     International Fund                                        (19,731,356)
     ---------------------------------------------------------------------------

BRIGGS
BUNTING &
DOUGHERTY, LLP
--------------------------------------------------------------------------------
Certified Public Accountants and Business Advisors

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Capstone Social Ethics and Religious Values Fund (comprising, respectively, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund), including the schedules of investments, as of September 30, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted ours audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Capstone Social Ethics and Religious Values Fund as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 24, 2003

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND


NOTICE TO SHAREHOLDERS (UNAUDITED)

The Short Term Bond Fund hereby designates $262,503 as a capital gain distribution. The Small Cap Equity Fund hereby designates $3,205,174 as a capital gain distribution.

For the fiscal year ended September 30, 2003, certain dividends paid by the Large Cap Equity, Small Cap Equity and International Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Funds intend to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

TRUSTEES AND OFFICERS

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Capstone Asset Management Company. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling 1-800-262-6631.

                                                                                                                    OTHER
                                                TERM OF                                NUMBER OF PORTFOLIOS     DIRECTORSHIPS/
                                              OFFICE AND                                  IN FUND COMPLEX        TRUSTEESHIPS
                              POSITION(S)      LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY             HELD BY
NAME, ADDRESS AND AGE       HELD WITH FUND    TIME SERVED       DURING PAST 5 YEARS       DIRECTOR/TRUSTEE     DIRECTOR/TRUSTEE
---------------------       --------------    -----------       -------------------       ----------------     ----------------

INTERESTED TRUSTEE
------------------
Edward L. Jaroski* **       Trustee,           Since 1998    President and Director of            7            None
5847 San Felipe, Suite      President &                      Capstone Asset
4100                        Chairman of                      Management; President and
Houston, TX  77057          the Board                        Director of Capstone
Age:  56                                                     Asset Planning Company
                                                             and Capstone Financial
                                                             Services, Inc.

INDEPENDENT TRUSTEE
-------------------

John R. Parker              Trustee            Since 1998    Self-employed Investor               7            None
5847 San Felipe, Suite                                       Consultant
4100
Houston, TX  77057
Age:  57

Bernard J. Vaughan          Trustee            Since 1998    Retired                              7            None
200 N. Wynnewood Avenue
#A-112
Wynnewood, PA  19096
Age:  74

James F. Leary              Trustee            Since 1998    Financial Consultant;                7            Director-Prospect
15851 N. Dallas                                              Managing Director of                              Street High
Parkway #500                                                 Benefit Capital Southwest                         Income Fund and
Addison, TX  75001                                                                                             Prospect Street
Age:  73                                                                                                       Income Fund;
                                                                                                               Director-Associate
                                                                                                               Materials, Inc.
                                                                                                               (1988-2001);
                                                                                                               Director-Pacesetter
                                                                                                               Capital Group

Leonard B. Melley, Jr.      Trustee            Since 2001    CEO/President of Freedom             7            None
**                                                           Stores, Inc.
6216 Yadkin Road
Fayetteville, NC  28303
Age:  43

EXECUTIVE OFFICERS
------------------

Dan E. Watson               Executive          Since 1998    Executive Vice                      N/A           None
5847 San Felipe, Suite      Vice President                   President/CIO of Capstone
4100                                                         Asset Management Company
Houston, TX  77057                                           & Capstone Financial
Age 54                                                       Services, Inc.; Vice
                                                             President of Capstone
                                                             Asset Planning Company &
                                                             Officer of Capstone Funds


                                                                                                                    OTHER
                                                TERM OF                                NUMBER OF PORTFOLIOS     DIRECTORSHIPS/
                                              OFFICE AND                                  IN FUND COMPLEX        TRUSTEESHIPS
                              POSITION(S)      LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY             HELD BY
NAME, ADDRESS AND AGE       HELD WITH FUND    TIME SERVED       DURING PAST 5 YEARS       DIRECTOR/TRUSTEE     DIRECTOR/TRUSTEE
---------------------       --------------    -----------       -------------------       ----------------     ----------------
Donald R. McFadden          Sr. Vice           Since 1998    Sr. Vice President of               N/A           None
5847 San Felipe, Suite      President                        Capstone Asset Management
4100                                                         Company and Capstone
Houston, TX  77057                                           Asset Planning Company;
Age: 47                                                      Officer of Capstone Funds

Howard S. Potter            Sr. Vice           Since 1998    Managing                            N/A           None
5847 San Felipe, Suite      President                        Director/Portfolio
4100                                                         Manager of Capstone Asset
Houston, TX  77057                                           Management Company;
Age: 52                                                      Managing Director of
                                                             Capstone Financial
                                                             Services, Inc.; Vice
                                                             President of Capstone
                                                             Asset Planning Company;
                                                             Officer of Capstone Funds

John R. Wolf                Sr. Vice           Since 1998    Sr. Vice                            N/A           None
5847 San Felipe, Suite      President                        President/Portfolio
4100                                                         Manager of Capstone Asset
Houston, TX  77057                                           Management Company; Sr.
Age: 41                                                      Vice President of
                                                             Capstone Asset Planning
                                                             Company; Officer of
                                                             Capstone Funds

Robert A. Karisch           Assistant          Since 1998    Assistant Vice President,           N/A           None
5847 San Felipe, Suite      Vice President                   Sales of Capstone Asset
4100                                                         Management Company;
Houston, TX  77057                                           Assistant Vice President
Age: 37                                                      of Capstone Asset
                                                             Planning Company; Officer
                                                             of Capstone Funds

Linda G. Giuffre            Secretary/         Since 1998    Vice President,                     N/A           None
5847 San Felipe, Suite      Treasurer                        Compliance of Capstone
4100                                                         Asset Management Company,
Houston, TX  77057                                           and Capstone Asset
Age 41                                                       Planning Company; Officer
                                                             of Capstone Funds

David F. Ganley             Assistant          Since 2002    Managing Director of                N/A           None
630 Fitzwatertown Road      Secretary                        InCap Group, Inc.; Chief
Willow Grove, PA  19090                                      Administrative Officer of
Age: 56                                                      InCap Service Company;
                                                             President and Treasurer
                                                             of InCap Securities,
                                                             Inc.; Officer of Capstone
                                                             Funds

* Mr. Jaroski is an "interested person" of SERV as defined in the Investment Company Act of 1940, because of his position with the Adviser and Distributor. ** These individuals are brothers-in-law.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its Boards of Directors/Trustees of the Funds.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Audit Committee Financial Expert - Bernard J. Vaughan

Mr. Vaughan is independent under applicable rules.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
N-CSR DISCLOSURE
SEPTEMBER 30, 2003
Item 4


                          2003       2002
                        -------------------
A.   Audit Fees          45,500     44,000   FEES FOR SERV ONLY
B.   Audit Related Fees      --         --
C.   Tax Fees             7,500      6,000   TAX COMPLIANCE - SERV ONLY
D.   All Other Fees          --         --

E. Preapproval policies are in place and will be forwarded upon request. 100% of service described in b through d were pre-approved by the audit committee

F.   Not applicable - All work performed by BBD's principal employees

G. 2002 - 32,000 - For audit and tax services to Capstone Financial Services, Inc. (and its wholly-owned subsidiaries Capstone Asset Management Co. and Capstone Asset Planning Company). Also includes an audit of CAMCO's investment performance in accordance with AIMR Performance Presentation Standards.

     2003 - 31,800 - For audit and tax services to Capstone Financial  Services,
          Inc. (and its wholly-owned subsidiaries Capstone Asset Management Co. and Capstone Asset Planning Company). Also includes an audit of CAMCO's investment performance in accordance with AIMR Performance Presentation Standards.

H. Not applicable - All non-audit services rendered to the registrant's investment adviser were pre-approved.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. RESERVED


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Code of Ethics for the Boards of Directors/Trustees of the Funds is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Capstone Social Ethics & Religious Values Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Edward L. Jaroski President
                          ------------------------------------------------------

Date                      December 15, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward L. Jaroski, President
                          ------------------------------------------------------

Date                      December 15, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Linda G. Giuffre, Secretary/Treasurer
                          ------------------------------------------------------

Date                      December 15, 2003
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.